UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Annual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Life of fundA
Fidelity® Strategic Real Return Fund	13.03%	4.45%	4.52%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund, a class of the fund, on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Equity and fixed-income asset classes produced positive results during the 12-month period ending September 30, 2012, as aggressive global monetary easing boosted markets, particularly among riskier categories. The period was characterized by shifting market behavior amid the ebb and flow of concerns about eurozone debt, decelerating growth in emerging markets and only modest growth in the U.S. economy. The uncertainties surrounding global economic growth created an environment for the 12-month period that was generally supportive of the core asset classes making up the Fidelity Strategic Real Return Composite IndexSM. Among these categories, real estate equities were the best performers, easily outpacing their fixed-income counterparts, with the Dow Jones U.S. Select Real Estate Securities IndexSM and The BofA Merrill LynchSM US Real Estate Index gaining 31.99% and 12.80%, respectively. Floating-rate bank debt benefited from a favorable environment for company fundamentals, which helped the S&P®/LSTA Leveraged Performing Loan Index rise 11.38%. Government-issued inflation-linked bonds, as measured by the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), rose 9.10%, while commodities produced somewhat weaker results, with the Dow Jones-UBS Commodity Index Total ReturnSM gaining 5.99%.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of Fidelity® Strategic Real Return Fund on June 1, 2012: The fund's Retail Class shares rose 13.03% for the year, versus 12.08% for the Fidelity Strategic Real Return Composite IndexSM and 9.10% for the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). Security selection in three of the fund's four asset-class subportfolios drove the fund's relative outperformance, with the biggest boosts coming from the floating-rate and real estate debt sleeves. On balance, asset allocation was a modest detractor from the fund's performance, mainly due to an underweighting in the strong-performing real estate equity category relative to the Composite index. An underweighting in TIPS and a small position in cash both were modest detractors, while an overweighted position in the real estate debt category contributed to relative performance.

_________________________________________________

Note to shareholders: Ford O'Neil became Co-Portfolio Manager of Fidelity Strategic Real Return Fund on June 1, 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class A	1.04%
Actual		$ 1,000.00	$ 1,052.30	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.25
Class T	1.05%
Actual		$ 1,000.00	$ 1,051.10	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.30
Class B	1.73%
Actual		$ 1,000.00	$ 1,047.80	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.35	$ 8.72
Class C	1.80%
Actual		$ 1,000.00	$ 1,047.90	$ 9.22
HypotheticalA		$ 1,000.00	$ 1,016.00	$ 9.07
Strategic Real Return	.75%
Actual		$ 1,000.00	$ 1,053.90	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.25	$ 3.79
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,053.60	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.90	$ 4.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2012	As of March 31, 2012
Commodity Related Investments *	24.7%	24.1%
Inflation-Protected Investments	27.9%	28.0%
Floating Rate High Yield**	24.9%	25.5%
Real Estate Related Investments	20.7%	20.8%
Cash & Cash Equivalents	1.4%	1.9%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 27.9%	U.S. Government and U.S. Government Agency Obligations 28.0%
AAA 0.0%	AAA 0.2%
AA 0.6%	AA 0.7%
A 0.3%	A 0.1%
BBB 1.2%	BBB 1.6%
BB and Below 22.6%	BB and Below 21.7%
Not Rated 5.1%	Not Rated 6.0%
Equities† 38.8%	Equities†† 38.5%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%

Annual Report

Asset Allocation (% of fund's net assets)
As of September 30, 2012 *	As of March 31, 2012 **
Stocks 14.1%	Stocks 14.4%
U.S. Government and U.S. Government Agency Obligations 27.9%	U.S. Government and U.S. Government Agency Obligations 28.0%
Corporate Bonds 3.8%	Corporate Bonds 3.8%
Asset-Backed Securities 1.1%	Asset-Backed Securities 1.2%
Floating Rate Loans 22.7%	Floating Rate Loans 23.1%
CMOs and Other Mortgage Related Securities 2.2%	CMOs and Other Mortgage Related Securities 2.2%
Other Investments† 24.7%	Other Investments†† 24.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) 3.2%

* Foreign investments	3.2%	** Foreign investments	3.9%
* U.S. Treasury Inflation-Indexed Securities	27.9%	** U.S. Treasury Inflation-Indexed Securities	28.0%
† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 2.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 114,375
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	715,313
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,042,000
			1,757,313
Real Estate Management & Development - 0.0%
Hrubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	180
TOTAL FINANCIALS			1,757,493
TOTAL CONVERTIBLE BONDS			1,871,868
Nonconvertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (e)		601,075	691,237
Household Durables - 0.6%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	210,263
KB Home:
5.875% 1/15/15		284,000	289,680
6.25% 6/15/15		966,000	1,004,640
7.25% 6/15/18		470,000	505,250
8% 3/15/20		140,000	155,400
9.1% 9/15/17		550,000	622,875
Lennar Corp.:
5.5% 9/1/14		758,000	795,900
5.6% 5/31/15		284,000	302,460
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,275,480
Meritage Homes Corp. 7% 4/1/22		470,000	501,725
Ryland Group, Inc. 8.4% 5/15/17		129,000	152,543
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 1,458,000	$ 1,682,168
10.75% 9/15/16		301,000	367,973
			7,866,357
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.75% 2/15/18		165,000	156,750
Sears Holdings Corp. 6.625% 10/15/18		127,000	116,840
			273,590
TOTAL CONSUMER DISCRETIONARY			8,831,184
FINANCIALS - 1.7%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	529,590
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,239,834
			3,769,424
Real Estate Investment Trusts - 0.9%
Camden Property Trust 5% 6/15/15		265,000	288,651
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	241,332
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	684,688
9.625% 3/15/16		526,000	654,902
Duke Realty LP 6.25% 5/15/13		142,000	146,733
Equity One, Inc.:
5.375% 10/15/15		95,000	103,052
6% 9/15/16		189,000	211,787
6.25% 12/15/14		189,000	207,159
6.25% 1/15/17		189,000	213,046
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	311,606
6.3% 9/15/16		900,000	1,031,254
7.072% 6/8/15		95,000	107,091
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	198,840
6.5% 1/17/17		119,000	135,647
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	666,294
HMB Capital Trust V 3.9888% 12/15/36 (c)(e)(f)		4,300,000	0
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 292,000	$ 316,020
6.7% 1/15/18		189,000	213,573
7.875% 8/15/14		95,000	102,664
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	1,885,610
5.95% 10/15/13		662,000	662,000
6.05% 4/15/15		618,000	605,640
6.5% 12/15/13		100,000	99,000
8.625% 6/1/13		100,000	103,000
9% 6/1/17		560,000	592,200
National Retail Properties, Inc. 6.875% 10/15/17		379,000	452,860
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	209,790
Potlatch Corp. 7.5% 11/1/19		189,000	204,120
ProLogis LP 7.625% 7/1/17		297,000	353,510
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	223,341
Senior Housing Properties Trust 6.75% 4/15/20		134,000	150,470
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	102,613
5.25% 1/15/16		189,000	206,415
			11,684,908
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	304,236
6% 4/1/16		189,000	207,302
7.5% 5/15/15		95,000	107,477
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	211,680
Colonial Properties Trust:
6.15% 4/15/13		237,000	242,118
6.25% 6/15/14		302,000	323,937
Colonial Realty LP 6.05% 9/1/16		284,000	312,898
First Industrial LP 5.75% 1/15/16		189,000	198,701
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	991,340
7.625% 6/1/15		61,000	60,962
Host Hotels & Resorts LP 9% 5/15/17		142,000	154,780
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13		$ 189,000	$ 194,653
Regency Centers LP 5.875% 6/15/17		114,000	131,740
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	516,563
Ventas Realty LP 4% 4/30/19		141,000	150,720
			4,109,107
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		5,336,609	2,935,135
TOTAL FINANCIALS			22,498,574
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	205,725
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18		508,000	553,720
8.125% 11/1/18 (e)		110,000	119,900
			673,620
TOTAL HEALTH CARE			879,345
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (e)		165,000	167,888
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	417,615
TOTAL NONCONVERTIBLE BONDS			32,794,606
TOTAL CORPORATE BONDS (Cost $38,971,242)			34,666,474
U.S. Treasury Inflation Protected Obligations - 27.9%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		$ 5,374,041	$ 5,842,244
1.75% 1/15/28		10,691,522	13,858,126
2% 1/15/26		11,206,624	14,741,197
2.125% 2/15/40		5,606,552	8,192,986
2.125% 2/15/41		7,906,436	11,626,735
2.375% 1/15/25		11,545,940	15,681,859
2.375% 1/15/27		13,390,428	18,506,942
2.5% 1/15/29		4,362,509	6,248,943
3.625% 4/15/28		6,193,244	9,846,771
3.875% 4/15/29		8,852,846	14,723,927
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,352,966	5,671,307
0.125% 4/15/17		11,650,947	12,551,453
0.125% 1/15/22		16,146,026	17,628,571
0.125% 7/15/22		10,162,464	11,112,938
0.5% 4/15/15		9,839,733	10,335,745
0.625% 4/15/13		894,284	903,176
0.625% 7/15/21		11,355,992	13,000,197
1.125% 1/15/21		14,427,660	17,075,509
1.25% 4/15/14		6,275,890	6,527,545
1.25% 7/15/20		14,174,425	16,939,686
1.375% 7/15/18		6,415,375	7,523,607
1.375% 1/15/20		9,575,942	11,448,587
1.625% 1/15/15		12,032,697	12,894,915
1.625% 1/15/18		7,034,357	8,236,340
1.875% 7/15/15		14,208,071	15,634,609
1.875% 7/15/19		5,960,793	7,314,670
2% 1/15/14		10,918,024	11,403,573
2% 7/15/14		10,640,399	11,349,753
2% 1/15/16		2,753,172	3,085,974
2.125% 1/15/19		8,088,997	9,927,422
2.375% 1/15/17		8,185,817	9,601,116
2.5% 7/15/16		22,838,821	26,523,743
2.625% 7/15/17		8,150,630	9,855,360
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $332,689,186)			375,815,526
Asset-Backed Securities - 1.1%
		Principal Amount (d)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		$ 312,000	$ 311,626
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5765% 3/23/19 (e)(f)		301,233	295,208
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		522,835	532,664
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7076% 1/20/37 (e)(f)		229,879	209,907
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		1,167,274	1,015,528
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7096% 4/7/52 (e)(f)		823,340	668,453
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	235,397
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	260,530
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		191,771	188,242
Class B2, 1.7123% 12/28/35 (e)(f)		188,464	179,041
Class D, 9% 12/28/35 (e)		511,250	103,579
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8623% 6/28/38 (e)(f)		510,000	503,268
Class D, 9% 6/28/38 (e)		1,142,319	742,507
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	358,170
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7919% 11/28/39 (e)(f)		883,333	26,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8665% 9/25/46 (e)(f)		750,000	262,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		828,790	267,353
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.8912% 12/28/33 (f)		1,900,000	2,055,333
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1019% 8/28/38 (e)(f)		836,000	744,040
Class C1B, 7.696% 8/28/38 (e)		1,211,876	969,501
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		$ 63,505	$ 17,815
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0919% 2/5/36 (e)(f)		300,876	30
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.8693% 9/25/26 (e)(f)		568,000	286,840
Series 2006-1A:
Class A1A, 0.6293% 9/25/26 (e)(f)		424,650	386,983
Class A1B, 0.6993% 9/25/26 (e)(f)		609,000	519,173
Class A2A, 0.5893% 9/25/26 (e)(f)		524,674	517,748
Class C 0.8993% 9/25/26 (e)(f)		250,000	201,250
Class F, 1.5193% 9/25/26 (e)(f)		426,000	319,500
Class G, 1.7193% 9/25/26 (e)(f)		296,000	214,600
Class H, 2.0193% 9/25/26 (e)(f)		814,000	569,800
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7545% 11/21/40 (e)(f)		2,457,135	2,137,708
Class F, 2.3845% 11/21/40 (e)(f)		1,500,000	255,000
TOTAL ASSET-BACKED SECURITIES (Cost $18,851,285)			15,355,794
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4008% 6/15/22 (e)(f)		304,190	289,889
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7026% 1/25/19 (e)(f)		34,432	19,046
Class B4, 4.7026% 1/25/19 (e)(f)		68,864	26,354
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6186% 4/25/20 (e)(f)		95,000	107,993
Series 2010-K6 Class B, 5.5327% 12/25/46 (e)(f)		189,000	213,482
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		189,000	190,950
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,079,583)			847,714
Commercial Mortgage Securities - 2.1%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (i)		$ 1,824,209	$ 1,770,979
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		11,721	11,716
Series 2005-1 Class CJ, 5.366% 11/10/42 (f)		275,000	289,720
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.971% 11/15/15 (e)(f)		2,517,823	2,514,935
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2208% 3/15/22 (e)(f)		498,000	305,318
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7208% 8/15/17 (e)(f)		210,000	212,625
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6205% 3/11/39 (f)		568,000	547,603
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	331,943
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,269,013
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	265,033
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	145,477
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	137,101
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	59,012
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	195,366
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	831,333
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3508% 12/15/20 (e)(f)		379,000	347,919
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		227,456	229,458
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (e)		850,000	781,692
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (e)		189,000	203,105
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	382,215
CRESIX Finance Ltd. Series 2006-AA Class G, 7.2165% 3/25/17 (e)(f)		88,773	87,442
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7283% 11/10/46 (e)(f)		580,000	575,333
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	466,338
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 8.071% 6/10/31 (e)(f)		474,000	484,077
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6619% 12/25/43 (f)(h)		1,156,048	176,767
Series K012 Class X3, 2.3658% 1/25/41 (f)(h)		665,148	90,823
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac pass-thru certificates: - continued
Series K013 Class X3, 2.8846% 1/25/43 (f)(h)		$ 1,124,000	$ 188,324
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,148,289	1,148,289
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (f)		206,513	229,991
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		204,442	209,778
Series 1999-C3 Class J, 6.974% 8/15/36		516,000	513,273
Series 2000-C1 Class K, 7% 3/15/33		34,947	26,472
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		189,000	191,287
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		216,000	215,897
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (e)(f)		530,000	530,217
Series 2012-GCJ7:
Class C, 5.9059% 5/10/45 (f)		500,000	554,130
Class D, 5.722% 5/10/45 (e)(f)		500,000	462,889
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		500,000	500,200
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		641,000	735,882
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,057,353
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(f)		284,000	300,645
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		180,872	187,589
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0838% 6/15/38 (f)		589,000	530,268
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6119% 6/25/43 (e)(f)		365,500	349,585
Series 2011-1 Class B, 5.6119% 6/25/43 (e)(f)		443,000	490,326
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		625,225	479,861
Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	60
Class F, 10.813% 5/15/44 (e)		352,558	35
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		242,055	242,358
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	964,924
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 1997-RR Class F, 7.3539% 4/30/39 (e)(f)		$ 54,654	$ 50,555
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,036	275,043
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	829,081
Series 2011-C2:
Class D, 5.4948% 6/15/44 (e)(f)		358,000	366,814
Class E, 5.4948% 6/15/44 (e)(f)		454,000	430,348
Class F, 5.4948% 6/15/44 (e)(f)		343,000	271,656
Class XB, 0.5395% 6/15/44 (e)(f)(h)		12,067,221	387,925
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (h)		352,550	352,127
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		213,657	258,184
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	491,462
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7958% 7/15/24 (e)(f)		341,000	256,660
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	388,867
Series 2004-C12 Class D, 5.4889% 7/15/41 (f)		426,000	430,649
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	667,935
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,441,030)			28,279,282
Common Stocks - 12.3%
	Shares
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
NVR, Inc. (a)	100	84,450
Standard Pacific Corp. (a)	68,500	463,060
Stanley Martin Communities LLC Class B (a)	6,300	5,613,300
		6,160,810
FINANCIALS - 11.5%
Capital Markets - 0.0%
HFF, Inc. (a)	14,600	217,540
Real Estate Investment Trusts - 11.4%
Acadia Realty Trust (SBI)	194,290	4,822,278
American Campus Communities, Inc.	5,100	223,788
American Realty Capital Trust, Inc.	13,600	159,528
American Residential Properties, Inc. (e)	28,000	553,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Tower Corp.	10,200	$ 728,178
AmREIT, Inc.	10,700	158,574
Annaly Capital Management, Inc.	12,300	207,132
Anworth Mortgage Asset Corp.	63,600	432,480
Apartment Investment & Management Co. Class A	72,100	1,873,879
Associated Estates Realty Corp.	15,500	234,980
AvalonBay Communities, Inc.	13,978	1,900,868
Boston Properties, Inc.	57,666	6,378,436
Camden Property Trust (SBI)	69,835	4,503,659
CapLease, Inc.	127,800	660,726
CBL & Associates Properties, Inc.	254,414	5,429,195
Cedar Shopping Centers, Inc.	105,900	559,152
Chesapeake Lodging Trust	136,566	2,713,566
Chimera Investment Corp.	103,100	279,401
CommonWealth REIT	18,500	269,360
Cousins Properties, Inc.	22,000	174,680
Cys Investments, Inc.	46,280	652,085
DCT Industrial Trust, Inc.	234,227	1,515,449
DiamondRock Hospitality Co.	24,882	239,614
Digital Realty Trust, Inc.	63,553	4,439,177
Douglas Emmett, Inc.	144,230	3,327,386
Dynex Capital, Inc.	49,800	535,350
EastGroup Properties, Inc.	3,100	164,920
Education Realty Trust, Inc.	313,282	3,414,774
Equity Lifestyle Properties, Inc.	39,200	2,670,304
Equity One, Inc.	181,658	3,825,717
Equity Residential (SBI)	53,239	3,062,840
Essex Property Trust, Inc.	36,358	5,389,710
Excel Trust, Inc.	62,828	717,496
First Potomac Realty Trust	70,700	910,616
General Growth Properties, Inc.	95,900	1,868,132
Glimcher Realty Trust	208,598	2,204,881
Hatteras Financial Corp.	9,700	273,443
HCP, Inc.	97,313	4,328,482
Health Care REIT, Inc.	12,793	738,796
Highwoods Properties, Inc. (SBI)	100,273	3,270,905
Home Properties, Inc.	45,900	2,812,293
Host Hotels & Resorts, Inc.	96,103	1,542,453
Kimco Realty Corp.	81,800	1,658,086
Kite Realty Group Trust	100,133	510,678
LaSalle Hotel Properties (SBI)	48,500	1,294,465
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust	153,400	$ 1,481,844
LTC Properties, Inc.	12,000	382,200
MFA Financial, Inc.	293,066	2,491,061
Mid-America Apartment Communities, Inc.	1,900	124,089
Monmouth Real Estate Investment Corp. Class A	15,500	173,445
National Retail Properties, Inc.	6,900	210,450
Newcastle Investment Corp.	195,300	1,470,609
Prologis, Inc.	263,493	9,230,160
Public Storage	63,258	8,803,616
Retail Properties America, Inc.	45,100	510,532
Senior Housing Properties Trust (SBI)	28,100	612,018
Simon Property Group, Inc.	106,280	16,134,367
SL Green Realty Corp.	72,719	5,822,610
Sovran Self Storage, Inc.	11,300	653,705
Stag Industrial, Inc.	99,450	1,617,057
Summit Hotel Properties, Inc.	29,000	247,660
Sun Communities, Inc.	20,600	908,872
Sunstone Hotel Investors, Inc. (a)	181,582	1,997,402
Terreno Realty Corp.	10,200	161,160
Two Harbors Investment Corp.	17,800	209,150
Ventas, Inc.	210,347	13,094,101
Vornado Realty Trust	26,472	2,145,556
Washington (REIT) (SBI)	10,800	289,656
Weyerhaeuser Co.	8,152	213,093
		152,615,325
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	10,373	190,967
Forest City Enterprises, Inc. Class A (a)	76,413	1,211,146
Kennedy-Wilson Holdings, Inc.	11,100	155,067
		1,557,180
TOTAL FINANCIALS		154,390,045
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	101,102	2,347,588
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	46,424	$ 671,755
Emeritus Corp. (a)	119,175	2,495,525
		5,514,868
TOTAL COMMON STOCKS (Cost $167,864,670)		166,065,723
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	535,572
Excel Trust, Inc. 7.00% (e)	43,800	1,020,628
Health Care REIT, Inc. Series I, 6.50%	3,800	209,594
Lexington Corporate Properties Trust Series C, 6.50%	13,700	664,450
		2,430,244
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
Red Lion Hotels Capital Trust 9.50%	26,265	686,567
Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc. 8.00% (a)	8,000	199,360
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	917,664
Series C, 7.625%	2,324	59,820
Series D, 7.50% (a)	11,671	294,459
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,093,791
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625% (a)	13,174	337,254
Apollo Residential Mortgage, Inc. Series A, 8.00% (a)	6,647	166,707
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	96,064
CapLease, Inc. Series B, 8.375%	40,000	1,040,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	47,652
7.375%	10,347	261,986
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cedar Shopping Centers, Inc.:
8.875%	9,060	$ 230,124
Series B, 7.25%	12,171	295,147
CenterPoint Properties Trust Series D, 5.377%	5,280	3,088,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	104,936
Cousins Properties, Inc.:
Series A, 7.75%	15,100	383,540
Series B, 7.50%	8,259	208,127
Cys Investments, Inc. Series A, 7.75%	2,162	54,201
DDR Corp. Series J, 6.50%	6,519	162,193
Duke Realty LP Series L, 6.60%	1,034	26,150
Dynex Capital, Inc. Series A, 8.50%	20,755	540,668
Equity Lifestyle Properties, Inc.:
6.75% (a)	25,000	626,750
8.034%	8,461	212,117
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,635
Excel Trust, Inc. Series B, 8.125%	24,000	624,000
First Potomac Realty Trust 7.75%	22,008	568,467
Glimcher Realty Trust Series G, 8.125%	6,290	158,131
Hatteras Financial Corp. Series A, 7.625% (a)	4,224	105,980
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust Series C, 7.00%	7,491	191,170
Hudson Pacific Properties, Inc. 8.375%	10,200	267,648
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	162,740
Kite Realty Group Trust 8.25%	900	23,346
LaSalle Hotel Properties Series G, 7.25%	16,540	415,816
LBA Realty Fund II Series B, 7.625% (a)	27,795	555,900
Lexington Realty Trust 7.55%	3,785	95,382
MFA Financial, Inc.:
8.00%	11,262	292,587
Series A, 8.50%	71,600	1,868,760
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	304,060
Series B, 8.00%	7,600	199,500
Prologis, Inc.:
Series O, 7.00%	100	2,510
Series Q, 8.54%	3,700	234,488
PS Business Parks, Inc. Series P, 6.70%	12,300	307,746
Saul Centers, Inc.:
8.00%	8,600	221,880
Series B (depositary shares) 9.00%	5,600	145,712
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc. Series A, 9.00%	40,000	$ 1,090,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	215,860
UMH Properties, Inc. Series A, 8.25%	9,500	248,900
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	372,631
		19,172,192
TOTAL FINANCIALS		19,858,759
TOTAL PREFERRED STOCKS (Cost $35,820,136)		22,289,003
Floating Rate Loans - 0.9%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,535,000
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/49 (c)(f)	3,000,000	1,515,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (f)	1,135,625	1,078,844
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack:
term loan 2.33% 10/27/13 (f)	90,866	90,753
Tranche B, term loan 9/17/18 (f)	285,000	284,644
		375,397
TOTAL CONSUMER DISCRETIONARY		6,504,241
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7208% 9/4/19 (f)	185,620	185,620
CityCenter term loan 8.75% 7/1/13 (f)	2,606,094	2,606,094
EOP Operating LP term loan 2/5/13 (f)	500,000	500,000
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (f)	54,041	51,339
Credit-Linked Deposit 4.4958% 10/10/16 (f)	36,904	36,535
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
term loan 4.478% 10/10/16 (f)	$ 472,817	$ 468,088
Tranche 2LN, term loan 13.5% 10/15/17	281,000	281,703
		4,129,379
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.9212% 1/25/17 (f)	91,500	91,843
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	741,075	711,432
TOTAL FLOATING RATE LOANS (Cost $12,855,354)		11,436,895
Commodity Funds - 24.7%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $375,475,337)	29,608,885	332,803,865
Fixed-Income Funds - 24.9%

Fidelity Floating Rate Central Fund (g) (Cost $324,385,800)	3,203,955	334,845,337
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	$ 500,000	15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,744,748)		15,000
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $19,290,764)	19,290,764	$ 19,290,764
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,357,469,135)		1,341,711,377
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,170,463
NET ASSETS - 100%		$ 1,345,881,840
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,485,823 or 2.6% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,770,979 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,766,499
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,089
Fidelity Commodity Strategy Central Fund	315,467
Fidelity Floating Rate Central Fund	20,692,290
Fidelity Securities Lending Cash Central Fund	7,531
Total	$ 21,038,377
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 30,219,755	$ 1,073,884,292	$ 332,803,865	44.6%
Fidelity Floating Rate Central Fund	1,476,044,498	4,754,780	1,197,058,107	334,845,337	21.1%
Total	$ 2,796,712,544	$ 34,974,535	$ 2,270,942,399	$ 667,649,202
* Includes the value of shares delivered through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,160,810	$ 547,510	$ -	$ 5,613,300
Financials	176,679,048	171,370,245	2,219,970	3,088,833
Health Care	5,514,868	5,514,868	-	-
Corporate Bonds	34,666,474	-	28,491,505	6,174,969
U.S. Government and Government Agency Obligations	375,815,526	-	375,815,526	-
Asset-Backed Securities	15,355,794	-	6,420,399	8,935,395
Collateralized Mortgage Obligations	847,714	-	847,714	-
Commercial Mortgage Securities	28,279,282	-	21,327,136	6,952,146
Floating Rate Loans	11,436,895	-	4,795,801	6,641,094
Fixed-Income Funds	334,845,337	334,845,337	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	19,290,764	19,290,764	-	-
Commodity Funds	332,803,865	332,803,865	-	-
Total Investments in Securities:	$ 1,341,711,377	$ 864,372,589	$ 439,918,051	$ 37,420,737
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	717,749
Total Unrealized Gain (Loss)	1,009,382
Cost of Purchases	163,955
Proceeds of Sales	(19,591,544)
Amortization/Accretion	(50,829)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	(7,534,727)
Ending Balance	$ 8,935,395
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 1,071,071
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(620,752)
Total Unrealized Gain (Loss)	591,781
Cost of Purchases	516,650
Proceeds of Sales	(15,448,461)
Amortization/Accretion	309,294
Transfers in to Level 3	7,352,653
Transfers out of Level 3	(5,739,355)
Ending Balance	$ 6,952,146
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 626,177
Other Investment in Securities
Beginning Balance	$ 21,501,775
Total Realized Gain (Loss)	(1,686,337)
Total Unrealized Gain (Loss)	3,404,837
Cost of Purchases	513,223
Proceeds of Sales	(2,394,131)
Amortization/Accretion	193,829
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 21,533,196
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 1,716,255

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $638,317,234)	$ 654,771,411
Fidelity Central Funds (cost $719,151,901)	686,939,966
Total Investments (cost $1,357,469,135)		$ 1,341,711,377
Receivable for investments sold		5,381,734
Receivable for fund shares sold		2,112,391
Dividends receivable		881,202
Interest receivable		2,173,592
Distributions receivable from Fidelity Central Funds		1,681,208
Receivable from investment adviser for expense reductions		29
Other receivables		2,069
Total assets		1,353,943,602

Liabilities
Payable to custodian bank	$ 72,057
Payable for investments purchased	6,127,150
Payable for fund shares redeemed	798,303
Accrued management fee	614,109
Distribution and service plan fees payable	134,852
Other affiliated payables	220,883
Other payables and accrued expenses	94,408
Total liabilities		8,061,762

Net Assets		$ 1,345,881,840
Net Assets consist of:
Paid in capital		$ 1,650,619,232
Undistributed net investment income		6,007,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,985,154)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(15,759,414)
Net Assets		$ 1,345,881,840

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,334,948 ÷ 22,734,754 shares)	$ 9.78

Maximum offering price per share (100/96.00 of $9.78)	$ 10.19
Class T: Net Asset Value and redemption price per share ($30,648,348 ÷ 3,129,147 shares)	$ 9.79

Maximum offering price per share (100/96.00 of $9.79)	$ 10.20
Class B: Net Asset Value and offering price per share ($5,742,514 ÷ 589,485 shares)A	$ 9.74

Class C: Net Asset Value and offering price per share ($94,134,103 ÷ 9,716,928 shares)A	$ 9.69

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($649,200,210 ÷ 66,051,989 shares)	$ 9.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($343,821,717 ÷ 35,057,400 shares)	$ 9.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 6,249,654
Interest		10,748,941
Inflation principal income		6,763,048
Income from Fidelity Central Funds		21,038,377
Total income		44,800,020

Expenses
Management fee	$ 8,692,936
Transfer agent fees	2,080,219
Distribution and service plan fees	1,598,512
Accounting and security lending fees	591,072
Custodian fees and expenses	35,691
Independent trustees' compensation	7,096
Registration fees	128,052
Audit	196,551
Legal	10,774
Miscellaneous	50,115
Total expenses before reductions	13,391,018
Expense reductions	(170,839)	13,220,179
Net investment income (loss)		31,579,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,284,104
Fidelity Central Funds	(142,356,102)
Redemption in-kind with affiliated entities	5,661,291
Foreign currency transactions	(2,334)
Capital gain distributions from Fidelity Central Funds	86,416
Total net realized gain (loss)		56,673,375
Change in net unrealized appreciation (depreciation) on: Investment securities	178,464,759
Assets and liabilities in foreign currencies	14,847
Total change in net unrealized appreciation (depreciation)		178,479,606
Net gain (loss)		235,152,981
Net increase (decrease) in net assets resulting from operations		$ 266,732,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,579,841	$ 165,292,079
Net realized gain (loss)	56,673,375	426,992,394
Change in net unrealized appreciation (depreciation)	178,479,606	(379,230,272)
Net increase (decrease) in net assets resulting from operations	266,732,822	213,054,201
Distributions to shareholders from net investment income	(48,021,133)	(157,665,903)
Distributions to shareholders from net realized gain	(54,380,158)	-
Total distributions	(102,401,291)	(157,665,903)
Share transactions - net increase (decrease)	(4,640,147,542)	152,872,016
Redemption fees	80,871	58,794
Total increase (decrease) in net assets	(4,475,735,140)	208,319,108

Net Assets
Beginning of period	5,821,616,980	5,613,297,872
End of period (including undistributed net investment income of $6,007,176 and undistributed net investment income of $47,791,754, respectively)	$ 1,345,881,840	$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Income from Investment Operations
Net investment income (loss) C	.178	.233	.171	.146	.444
Net realized and unrealized gain (loss)	.940	.101	.840	(.528)	(.820)
Total from investment operations	1.118	.334	1.011	(.382)	(.376)
Distributions from net investment income	(.128) H	(.214)	(.111)	(.208)	(.424)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.538)	(.214)	(.221)	(.688)	(.494)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Total Return A,B	12.66%	3.60%	12.46%	(2.73)%	(3.96)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.04%	1.01%	1.02%	1.03%	1.01%
Expenses net of fee waivers, if any	1.03%	1.01%	1.02%	1.03%	1.01%
Expenses net of all reductions	1.03%	1.01%	1.02%	1.03%	1.01%
Net investment income (loss)	1.88%	2.41%	1.98%	1.98%	4.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,335	$ 219,906	$ 168,216	$ 112,929	$ 125,074
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Income from Investment Operations
Net investment income (loss) C	.177	.232	.170	.144	.449
Net realized and unrealized gain (loss)	.940	.099	.841	(.521)	(.843)
Total from investment operations	1.117	.331	1.011	(.377)	(.394)
Distributions from net investment income	(.127) H	(.211)	(.111)	(.203)	(.417)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.537)	(.211)	(.221)	(.683)	(.487)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Total Return A,B	12.62%	3.56%	12.44%	(2.69)%	(4.12)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.05%	1.02%	1.03%	1.07%	1.01%
Expenses net of fee waivers, if any	1.04%	1.01%	1.03%	1.07%	1.01%
Expenses net of all reductions	1.04%	1.01%	1.03%	1.07%	1.01%
Net investment income (loss)	1.87%	2.40%	1.98%	1.95%	4.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,648	$ 29,038	$ 27,373	$ 23,500	$ 27,405
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Income from Investment Operations
Net investment income (loss) C	.111	.162	.108	.093	.376
Net realized and unrealized gain (loss)	.940	.099	.845	(.536)	(.824)
Total from investment operations	1.051	.261	.953	(.443)	(.448)
Distributions from net investment income	(.061) H	(.131)	(.083)	(.147)	(.353)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.471)	(.131)	(.193)	(.627)	(.423)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Total Return A,B	11.89%	2.82%	11.73%	(3.53)%	(4.63)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.77%	1.74%	1.75%	1.76%	1.71%
Expenses net of fee waivers, if any	1.73%	1.73%	1.75%	1.75%	1.71%
Expenses net of all reductions	1.73%	1.73%	1.75%	1.75%	1.71%
Net investment income (loss)	1.18%	1.68%	1.26%	1.27%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,743	$ 6,587	$ 7,406	$ 5,992	$ 8,847
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.105	.158	.105	.088	.366
Net realized and unrealized gain (loss)	.933	.107	.838	(.532)	(.826)
Total from investment operations	1.038	.265	.943	(.444)	(.460)
Distributions from net investment income	(.058) H	(.135)	(.083)	(.146)	(.350)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.468)	(.135)	(.193)	(.626)	(.420)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Total Return A,B	11.80%	2.88%	11.65%	(3.55)%	(4.77)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.81%	1.77%	1.78%	1.83%	1.80%
Expenses net of fee waivers, if any	1.80%	1.76%	1.78%	1.83%	1.80%
Expenses net of all reductions	1.80%	1.76%	1.78%	1.83%	1.80%
Net investment income (loss)	1.12%	1.65%	1.23%	1.19%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,134	$ 89,790	$ 66,399	$ 44,744	$ 50,837
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.212	.262	.196	.166	.479
Net realized and unrealized gain (loss)	.941	.098	.846	(.529)	(.834)
Total from investment operations	1.153	.360	1.042	(.363)	(.355)
Distributions from net investment income	(.154) G	(.250)	(.122)	(.227)	(.446)
Distributions from net realized gain	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.564)	(.250)	(.232)	(.707)	(.516)
Redemption fees added to paid in capital B	.001	- F	- F	- F	.001
Net asset value, end of period	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Total Return A	13.03%	3.87%	12.81%	(2.48)%	(3.73)%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.72%	.73%	.77%	.73%
Expenses net of fee waivers, if any	.73%	.71%	.73%	.77%	.73%
Expenses net of all reductions	.73%	.71%	.73%	.77%	.73%
Net investment income (loss)	2.18%	2.70%	2.28%	2.25%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074
Portfolio turnover rate D	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Income from Investment Operations
Net investment income (loss) B	.202	.258	.194	.166	.475
Net realized and unrealized gain (loss)	.947	.099	.848	(.529)	(.841)
Total from investment operations	1.149	.357	1.042	(.363)	(.366)
Distributions from net investment income	(.150) G	(.247)	(.122)	(.227)	(.445)
Distributions from net realized gain	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.560)	(.247)	(.232)	(.707)	(.515)
Redemption fees added to paid in capital B	.001	- F	- F	- F	.001
Net asset value, end of period	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Total Return A	13.01%	3.84%	12.84%	(2.49)%	(3.85)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.80%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.80%	.75%	.75%	.77%	.75%
Net investment income (loss)	2.12%	2.66%	2.25%	2.24%	4.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,822	$ 813,551	$ 716,052	$ 571,760	$ 514,011
Portfolio turnover rate D	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in

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Security Valuation - continued

accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

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Security Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Asset-Backed Securities	$ 603,447	Discounted cash flow	Yield	8%-17%	11.19%
		Market comparable	Spread	4.5%	4.5%
		Expected distribution	Recovery rate	0%	0%
Collateralized Mortgage Obligations	$ -	Expected distribution	Recovery rate	0%	0%
Commercial Mortgage Securities	$ 283,132	Market comparable	Spread	30.98%-36.5%	35.98%
Common Stock	$ 5,613,300	Adjusted book value	Book value multiple	1.0	1.0
Corporate Bonds	$ 6,174,969	Discounted cash flow	Constant prepayment rate	35%	35%
			Yield	12.29%	12.29%
		Expected distribution	Recovery rate	0%	0%

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3. Significant Accounting Policies - continued

Security Valuation - continued

Asset Type	Fair Value at 09/30/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Floating Rate Loans	$ 6,141,094	Discounted cash flow	Yield	8.9%-9.6%	9.3%
Preferred Securities	$ -	Expected distribution	Recovery rate	0%	0%
Preferred Stock	$ 34	Market comparable	Transaction Price	$.001-$.01	$0.003
		Expected distribution	Recovery rate	0%	0%

For the unobservable inputs listed in the table above, a significant increase in yields, spreads or constant prepayment rates could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates, transactions prices or book value multiples could result in a significant increase to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally

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Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of September 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal

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Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 77,838,980
Gross unrealized depreciation	(107,686,091)
Net unrealized appreciation (depreciation) on securities and other investments	$ (29,847,111)

Tax Cost	$ 1,371,558,488

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,777,018
Capital loss carryforward	$ (283,659,960)
Net unrealized appreciation (depreciation)	$ (29,848,767)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

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Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (281,231,487)
2018	(2,428,473)
Total capital loss carryforward	$ (283,659,960)

As a result of large redemptions in October 2011, the Fund had an "ownership change" under the Internal Revenue Code, which limits capital losses that will be available to offset future capital gains to approximately $50,181,925 per year plus certain gains in the fund existing at the time of the ownership change. As a result, $5,654,502 of the Fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

The tax character of distributions paid was as follows:

	September 30, 2012	September 30, 2011
Ordinary Income	$ 102,401,291	$ 157,665,903

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

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Notes to Financial Statements - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $139,900,694 and $3,326,934,364, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 553,459	$ 4,586
Class T	-%	.25%	75,923	116
Class B	.65%	.25%	55,848	40,335
Class C	.75%	.25%	913,282	163,304
			$ 1,598,512	$ 208,341

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,641
Class T	4,261
Class B*	10,030
Class C*	7,370
$ 50,302

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 358,723.16
Class T	51,832.17
Class B	15,108.24
Class C	159,455.17
Strategic Real Return	883,100.11
Institutional Class	612,001.18
	$ 2,080,219

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,182 for the period.

Redemptions In-Kind. During the period, 438,398,179 shares of the Fund, including all Class F shares, held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $4,127,531,163. The net realized gain of $5,661,291 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,773 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,531. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to its share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund, based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $161,308.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 1,912

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Notes to Financial Statements - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,557 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2012A,B	2011
From net investment income
Class A	$ 3,008,280	$ 4,552,650
Class T	402,758	652,315
Class B	41,934	100,263
Class C	565,159	1,240,937
Strategic Real Return	27,969,381	105,634,199
Class F	8,050,092	23,963,556
Institutional Class	7,983,529	21,521,983
Total	$ 48,021,133	$ 157,665,903
From net realized gain
Class A	$ 9,700,542	$ -
Class T	1,299,086	-
Class B	274,941	-
Class C	3,954,962	-
Strategic Real Return	25,681,982	-
Institutional Class	13,468,645	-
Total	$ 54,380,158	$ -

A All Class F shares were redeemed on October 21, 2011.

B The amounts shown reflect certain reclassifications related to book to tax differences.

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2012A	2011	2012A	2011
Class A
Shares sold	4,546,984	9,625,121	$ 42,952,906	$ 93,453,214
Reinvestment of distributions	1,073,931	355,614	9,826,860	3,423,076
Shares redeemed	(6,794,492)	(4,594,845)	(63,823,907)	(44,288,664)
Net increase (decrease)	(1,173,577)	5,385,890	$ (11,044,141)	$ 52,587,626
Class T
Shares sold	732,783	664,770	$ 6,962,467	$ 6,435,673
Reinvestment of distributions	157,763	56,359	1,448,105	542,048
Shares redeemed	(913,936)	(579,262)	(8,624,935)	(5,583,164)
Net increase (decrease)	(23,390)	141,867	$ (214,363)	$ 1,394,557
Class B
Shares sold	25,870	106,596	$ 242,066	$ 1,026,352
Reinvestment of distributions	27,430	8,326	250,401	80,385
Shares redeemed	(182,828)	(215,825)	(1,723,949)	(2,066,082)
Net increase (decrease)	(129,528)	(100,903)	$ (1,231,482)	$ (959,345)
Class C
Shares sold	1,614,136	4,037,924	$ 15,135,484	$ 38,742,649
Reinvestment of distributions	433,947	110,911	3,940,152	1,069,209
Shares redeemed	(2,180,687)	(1,681,081)	(20,357,240)	(16,066,396)
Net increase (decrease)	(132,604)	2,467,754	$ (1,281,604)	$ 23,745,462
Strategic Real Return
Shares sold	17,998,125	59,206,494	$ 170,736,896	$ 573,011,574
Reinvestment of distributions	5,579,449	10,909,858	51,346,847	104,615,339
Shares redeemed	(340,855,724)B	(132,464,755)	(3,205,727,988)B	(1,274,734,291)
Net increase (decrease)	(317,278,150)	(62,348,403)	$ (2,983,644,245)	$ (597,107,378)

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Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012A	2011	2012A	2011
Class F
Shares sold	7,877,360	70,487,504	$ 73,260,294	$ 678,957,521
Reinvestment of distributions	875,962	2,485,037	8,050,092	23,963,556
Shares redeemed	(130,189,980)B	(12,754,381)	(1,225,059,560)B	(123,248,774)
Net increase (decrease)	(121,436,658)	60,218,160	$ (1,143,749,174)	$ 579,672,303
Institutional Class
Shares sold	18,914,085	21,339,489	$ 179,131,680	$ 206,388,579
Reinvestment of distributions	1,916,162	2,078,761	17,588,913	19,969,856
Shares redeemed	(73,986,633)B	(13,766,247)	(695,703,126)B	(132,819,644)
Net increase (decrease)	(53,156,386)	9,652,003	$ (498,982,533)	$ 93,538,791

A All Class F shares were redeemed on October 21, 2011.

B Amount includes in-kind redemptions (see Note 6. Redemptions in-kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian, agent banks, and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 15.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $22,481,751 of distributions paid during the period January 1, 2012 to September 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board noted that there were portfolio management changes for the fund in March 2012 and June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RRS-UANN-1112
1.816441.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Annual Report

September 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge)	8.15%	3.31%	3.62%
Class T (incl. 4.00% sales charge)	8.12%	3.27%	3.60%
Class B (incl. contingent deferred sales charge) B	6.89%	3.08%	3.50%
Class C (incl. contingent deferred sales charge) C	10.80%	3.36%	3.41%

A From September 7, 2005.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Class A on September 7, 2005, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Equity and fixed-income asset classes produced positive results during the 12-month period ending September 30, 2012, as aggressive global monetary easing boosted markets, particularly among riskier categories. The period was characterized by shifting market behavior amid the ebb and flow of concerns about eurozone debt, decelerating growth in emerging markets and only modest growth in the U.S. economy. The uncertainties surrounding global economic growth created an environment for the 12-month period that was generally supportive of the core asset classes making up the Fidelity Strategic Real Return Composite IndexSM. Among these categories, real estate equities were the best performers, easily outpacing their fixed-income counterparts, with the Dow Jones U.S. Select Real Estate Securities IndexSM and The BofA Merrill LynchSM US Real Estate Index gaining 31.99% and 12.80%, respectively. Floating-rate bank debt benefited from a favorable environment for company fundamentals, which helped the S&P®/LSTA Leveraged Performing Loan Index rise 11.38%. Government-issued inflation-linked bonds, as measured by the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), rose 9.10%, while commodities produced somewhat weaker results, with the Dow Jones-UBS Commodity Index Total ReturnSM gaining 5.99%.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of Fidelity Advisor® Strategic Real Return Fund on June 1, 2012: For the year, the fund's Class A, Class T, Class B and Class C shares rose 12.66%, 12.62%, 11.89% and 11.80%, respectively (excluding sales charges), versus 12.08% for the Fidelity Strategic Real Return Composite IndexSM and 9.10% for the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). Security selection in three of the fund's four asset-class subportfolios drove the fund's relative outperformance, with the biggest boosts coming from the floating-rate and real estate debt sleeves. On balance, asset allocation was a modest detractor from the fund's performance, mainly due to an underweighting in the strong-performing real estate equity category relative to the Composite index. An underweighting in TIPS and a small position in cash both were modest detractors, while an overweighted position in the real estate debt category contributed to relative performance.

_________________________________________________

Note to shareholders: Ford O'Neil became Co-Portfolio Manager of Fidelity Advisor Strategic Real Return Fund on June 1, 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class A	1.04%
Actual		$ 1,000.00	$ 1,052.30	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.25
Class T	1.05%
Actual		$ 1,000.00	$ 1,051.10	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.30
Class B	1.73%
Actual		$ 1,000.00	$ 1,047.80	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.35	$ 8.72
Class C	1.80%
Actual		$ 1,000.00	$ 1,047.90	$ 9.22
HypotheticalA		$ 1,000.00	$ 1,016.00	$ 9.07
Strategic Real Return	.75%
Actual		$ 1,000.00	$ 1,053.90	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.25	$ 3.79
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,053.60	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.90	$ 4.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2012	As of March 31, 2012
Commodity Related Investments *	24.7%	24.1%
Inflation-Protected Investments	27.9%	28.0%
Floating Rate High Yield**	24.9%	25.5%
Real Estate Related Investments	20.7%	20.8%
Cash & Cash Equivalents	1.4%	1.9%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 27.9%	U.S. Government and U.S. Government Agency Obligations 28.0%
AAA 0.0%	AAA 0.2%
AA 0.6%	AA 0.7%
A 0.3%	A 0.1%
BBB 1.2%	BBB 1.6%
BB and Below 22.6%	BB and Below 21.7%
Not Rated 5.1%	Not Rated 6.0%
Equities† 38.8%	Equities†† 38.5%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%

Annual Report

Asset Allocation (% of fund's net assets)
As of September 30, 2012 *	As of March 31, 2012 **
Stocks 14.1%	Stocks 14.4%
U.S. Government and U.S. Government Agency Obligations 27.9%	U.S. Government and U.S. Government Agency Obligations 28.0%
Corporate Bonds 3.8%	Corporate Bonds 3.8%
Asset-Backed Securities 1.1%	Asset-Backed Securities 1.2%
Floating Rate Loans 22.7%	Floating Rate Loans 23.1%
CMOs and Other Mortgage Related Securities 2.2%	CMOs and Other Mortgage Related Securities 2.2%
Other Investments† 24.7%	Other Investments†† 24.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) 3.2%

* Foreign investments	3.2%	** Foreign investments	3.9%
* U.S. Treasury Inflation-Indexed Securities	27.9%	** U.S. Treasury Inflation-Indexed Securities	28.0%
† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 2.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 114,375
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	715,313
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,042,000
			1,757,313
Real Estate Management & Development - 0.0%
Hrubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	180
TOTAL FINANCIALS			1,757,493
TOTAL CONVERTIBLE BONDS			1,871,868
Nonconvertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (e)		601,075	691,237
Household Durables - 0.6%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	210,263
KB Home:
5.875% 1/15/15		284,000	289,680
6.25% 6/15/15		966,000	1,004,640
7.25% 6/15/18		470,000	505,250
8% 3/15/20		140,000	155,400
9.1% 9/15/17		550,000	622,875
Lennar Corp.:
5.5% 9/1/14		758,000	795,900
5.6% 5/31/15		284,000	302,460
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,275,480
Meritage Homes Corp. 7% 4/1/22		470,000	501,725
Ryland Group, Inc. 8.4% 5/15/17		129,000	152,543
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 1,458,000	$ 1,682,168
10.75% 9/15/16		301,000	367,973
			7,866,357
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.75% 2/15/18		165,000	156,750
Sears Holdings Corp. 6.625% 10/15/18		127,000	116,840
			273,590
TOTAL CONSUMER DISCRETIONARY			8,831,184
FINANCIALS - 1.7%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	529,590
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,239,834
			3,769,424
Real Estate Investment Trusts - 0.9%
Camden Property Trust 5% 6/15/15		265,000	288,651
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	241,332
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	684,688
9.625% 3/15/16		526,000	654,902
Duke Realty LP 6.25% 5/15/13		142,000	146,733
Equity One, Inc.:
5.375% 10/15/15		95,000	103,052
6% 9/15/16		189,000	211,787
6.25% 12/15/14		189,000	207,159
6.25% 1/15/17		189,000	213,046
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	311,606
6.3% 9/15/16		900,000	1,031,254
7.072% 6/8/15		95,000	107,091
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	198,840
6.5% 1/17/17		119,000	135,647
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	666,294
HMB Capital Trust V 3.9888% 12/15/36 (c)(e)(f)		4,300,000	0
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 292,000	$ 316,020
6.7% 1/15/18		189,000	213,573
7.875% 8/15/14		95,000	102,664
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	1,885,610
5.95% 10/15/13		662,000	662,000
6.05% 4/15/15		618,000	605,640
6.5% 12/15/13		100,000	99,000
8.625% 6/1/13		100,000	103,000
9% 6/1/17		560,000	592,200
National Retail Properties, Inc. 6.875% 10/15/17		379,000	452,860
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	209,790
Potlatch Corp. 7.5% 11/1/19		189,000	204,120
ProLogis LP 7.625% 7/1/17		297,000	353,510
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	223,341
Senior Housing Properties Trust 6.75% 4/15/20		134,000	150,470
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	102,613
5.25% 1/15/16		189,000	206,415
			11,684,908
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	304,236
6% 4/1/16		189,000	207,302
7.5% 5/15/15		95,000	107,477
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	211,680
Colonial Properties Trust:
6.15% 4/15/13		237,000	242,118
6.25% 6/15/14		302,000	323,937
Colonial Realty LP 6.05% 9/1/16		284,000	312,898
First Industrial LP 5.75% 1/15/16		189,000	198,701
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	991,340
7.625% 6/1/15		61,000	60,962
Host Hotels & Resorts LP 9% 5/15/17		142,000	154,780
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13		$ 189,000	$ 194,653
Regency Centers LP 5.875% 6/15/17		114,000	131,740
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	516,563
Ventas Realty LP 4% 4/30/19		141,000	150,720
			4,109,107
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		5,336,609	2,935,135
TOTAL FINANCIALS			22,498,574
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	205,725
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18		508,000	553,720
8.125% 11/1/18 (e)		110,000	119,900
			673,620
TOTAL HEALTH CARE			879,345
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (e)		165,000	167,888
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	417,615
TOTAL NONCONVERTIBLE BONDS			32,794,606
TOTAL CORPORATE BONDS (Cost $38,971,242)			34,666,474
U.S. Treasury Inflation Protected Obligations - 27.9%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		$ 5,374,041	$ 5,842,244
1.75% 1/15/28		10,691,522	13,858,126
2% 1/15/26		11,206,624	14,741,197
2.125% 2/15/40		5,606,552	8,192,986
2.125% 2/15/41		7,906,436	11,626,735
2.375% 1/15/25		11,545,940	15,681,859
2.375% 1/15/27		13,390,428	18,506,942
2.5% 1/15/29		4,362,509	6,248,943
3.625% 4/15/28		6,193,244	9,846,771
3.875% 4/15/29		8,852,846	14,723,927
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,352,966	5,671,307
0.125% 4/15/17		11,650,947	12,551,453
0.125% 1/15/22		16,146,026	17,628,571
0.125% 7/15/22		10,162,464	11,112,938
0.5% 4/15/15		9,839,733	10,335,745
0.625% 4/15/13		894,284	903,176
0.625% 7/15/21		11,355,992	13,000,197
1.125% 1/15/21		14,427,660	17,075,509
1.25% 4/15/14		6,275,890	6,527,545
1.25% 7/15/20		14,174,425	16,939,686
1.375% 7/15/18		6,415,375	7,523,607
1.375% 1/15/20		9,575,942	11,448,587
1.625% 1/15/15		12,032,697	12,894,915
1.625% 1/15/18		7,034,357	8,236,340
1.875% 7/15/15		14,208,071	15,634,609
1.875% 7/15/19		5,960,793	7,314,670
2% 1/15/14		10,918,024	11,403,573
2% 7/15/14		10,640,399	11,349,753
2% 1/15/16		2,753,172	3,085,974
2.125% 1/15/19		8,088,997	9,927,422
2.375% 1/15/17		8,185,817	9,601,116
2.5% 7/15/16		22,838,821	26,523,743
2.625% 7/15/17		8,150,630	9,855,360
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $332,689,186)			375,815,526
Asset-Backed Securities - 1.1%
		Principal Amount (d)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		$ 312,000	$ 311,626
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5765% 3/23/19 (e)(f)		301,233	295,208
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		522,835	532,664
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7076% 1/20/37 (e)(f)		229,879	209,907
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		1,167,274	1,015,528
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7096% 4/7/52 (e)(f)		823,340	668,453
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	235,397
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	260,530
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		191,771	188,242
Class B2, 1.7123% 12/28/35 (e)(f)		188,464	179,041
Class D, 9% 12/28/35 (e)		511,250	103,579
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8623% 6/28/38 (e)(f)		510,000	503,268
Class D, 9% 6/28/38 (e)		1,142,319	742,507
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	358,170
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7919% 11/28/39 (e)(f)		883,333	26,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8665% 9/25/46 (e)(f)		750,000	262,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		828,790	267,353
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.8912% 12/28/33 (f)		1,900,000	2,055,333
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1019% 8/28/38 (e)(f)		836,000	744,040
Class C1B, 7.696% 8/28/38 (e)		1,211,876	969,501
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		$ 63,505	$ 17,815
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0919% 2/5/36 (e)(f)		300,876	30
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.8693% 9/25/26 (e)(f)		568,000	286,840
Series 2006-1A:
Class A1A, 0.6293% 9/25/26 (e)(f)		424,650	386,983
Class A1B, 0.6993% 9/25/26 (e)(f)		609,000	519,173
Class A2A, 0.5893% 9/25/26 (e)(f)		524,674	517,748
Class C 0.8993% 9/25/26 (e)(f)		250,000	201,250
Class F, 1.5193% 9/25/26 (e)(f)		426,000	319,500
Class G, 1.7193% 9/25/26 (e)(f)		296,000	214,600
Class H, 2.0193% 9/25/26 (e)(f)		814,000	569,800
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7545% 11/21/40 (e)(f)		2,457,135	2,137,708
Class F, 2.3845% 11/21/40 (e)(f)		1,500,000	255,000
TOTAL ASSET-BACKED SECURITIES (Cost $18,851,285)			15,355,794
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4008% 6/15/22 (e)(f)		304,190	289,889
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7026% 1/25/19 (e)(f)		34,432	19,046
Class B4, 4.7026% 1/25/19 (e)(f)		68,864	26,354
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6186% 4/25/20 (e)(f)		95,000	107,993
Series 2010-K6 Class B, 5.5327% 12/25/46 (e)(f)		189,000	213,482
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		189,000	190,950
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,079,583)			847,714
Commercial Mortgage Securities - 2.1%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (i)		$ 1,824,209	$ 1,770,979
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		11,721	11,716
Series 2005-1 Class CJ, 5.366% 11/10/42 (f)		275,000	289,720
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.971% 11/15/15 (e)(f)		2,517,823	2,514,935
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2208% 3/15/22 (e)(f)		498,000	305,318
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7208% 8/15/17 (e)(f)		210,000	212,625
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6205% 3/11/39 (f)		568,000	547,603
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	331,943
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,269,013
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	265,033
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	145,477
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	137,101
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	59,012
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	195,366
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	831,333
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3508% 12/15/20 (e)(f)		379,000	347,919
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		227,456	229,458
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (e)		850,000	781,692
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (e)		189,000	203,105
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	382,215
CRESIX Finance Ltd. Series 2006-AA Class G, 7.2165% 3/25/17 (e)(f)		88,773	87,442
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7283% 11/10/46 (e)(f)		580,000	575,333
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	466,338
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 8.071% 6/10/31 (e)(f)		474,000	484,077
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6619% 12/25/43 (f)(h)		1,156,048	176,767
Series K012 Class X3, 2.3658% 1/25/41 (f)(h)		665,148	90,823
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac pass-thru certificates: - continued
Series K013 Class X3, 2.8846% 1/25/43 (f)(h)		$ 1,124,000	$ 188,324
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,148,289	1,148,289
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (f)		206,513	229,991
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		204,442	209,778
Series 1999-C3 Class J, 6.974% 8/15/36		516,000	513,273
Series 2000-C1 Class K, 7% 3/15/33		34,947	26,472
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		189,000	191,287
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		216,000	215,897
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (e)(f)		530,000	530,217
Series 2012-GCJ7:
Class C, 5.9059% 5/10/45 (f)		500,000	554,130
Class D, 5.722% 5/10/45 (e)(f)		500,000	462,889
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		500,000	500,200
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		641,000	735,882
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,057,353
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(f)		284,000	300,645
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		180,872	187,589
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0838% 6/15/38 (f)		589,000	530,268
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6119% 6/25/43 (e)(f)		365,500	349,585
Series 2011-1 Class B, 5.6119% 6/25/43 (e)(f)		443,000	490,326
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		625,225	479,861
Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	60
Class F, 10.813% 5/15/44 (e)		352,558	35
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		242,055	242,358
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	964,924
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 1997-RR Class F, 7.3539% 4/30/39 (e)(f)		$ 54,654	$ 50,555
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,036	275,043
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	829,081
Series 2011-C2:
Class D, 5.4948% 6/15/44 (e)(f)		358,000	366,814
Class E, 5.4948% 6/15/44 (e)(f)		454,000	430,348
Class F, 5.4948% 6/15/44 (e)(f)		343,000	271,656
Class XB, 0.5395% 6/15/44 (e)(f)(h)		12,067,221	387,925
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (h)		352,550	352,127
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		213,657	258,184
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	491,462
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7958% 7/15/24 (e)(f)		341,000	256,660
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	388,867
Series 2004-C12 Class D, 5.4889% 7/15/41 (f)		426,000	430,649
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	667,935
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,441,030)			28,279,282
Common Stocks - 12.3%
	Shares
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
NVR, Inc. (a)	100	84,450
Standard Pacific Corp. (a)	68,500	463,060
Stanley Martin Communities LLC Class B (a)	6,300	5,613,300
		6,160,810
FINANCIALS - 11.5%
Capital Markets - 0.0%
HFF, Inc. (a)	14,600	217,540
Real Estate Investment Trusts - 11.4%
Acadia Realty Trust (SBI)	194,290	4,822,278
American Campus Communities, Inc.	5,100	223,788
American Realty Capital Trust, Inc.	13,600	159,528
American Residential Properties, Inc. (e)	28,000	553,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Tower Corp.	10,200	$ 728,178
AmREIT, Inc.	10,700	158,574
Annaly Capital Management, Inc.	12,300	207,132
Anworth Mortgage Asset Corp.	63,600	432,480
Apartment Investment & Management Co. Class A	72,100	1,873,879
Associated Estates Realty Corp.	15,500	234,980
AvalonBay Communities, Inc.	13,978	1,900,868
Boston Properties, Inc.	57,666	6,378,436
Camden Property Trust (SBI)	69,835	4,503,659
CapLease, Inc.	127,800	660,726
CBL & Associates Properties, Inc.	254,414	5,429,195
Cedar Shopping Centers, Inc.	105,900	559,152
Chesapeake Lodging Trust	136,566	2,713,566
Chimera Investment Corp.	103,100	279,401
CommonWealth REIT	18,500	269,360
Cousins Properties, Inc.	22,000	174,680
Cys Investments, Inc.	46,280	652,085
DCT Industrial Trust, Inc.	234,227	1,515,449
DiamondRock Hospitality Co.	24,882	239,614
Digital Realty Trust, Inc.	63,553	4,439,177
Douglas Emmett, Inc.	144,230	3,327,386
Dynex Capital, Inc.	49,800	535,350
EastGroup Properties, Inc.	3,100	164,920
Education Realty Trust, Inc.	313,282	3,414,774
Equity Lifestyle Properties, Inc.	39,200	2,670,304
Equity One, Inc.	181,658	3,825,717
Equity Residential (SBI)	53,239	3,062,840
Essex Property Trust, Inc.	36,358	5,389,710
Excel Trust, Inc.	62,828	717,496
First Potomac Realty Trust	70,700	910,616
General Growth Properties, Inc.	95,900	1,868,132
Glimcher Realty Trust	208,598	2,204,881
Hatteras Financial Corp.	9,700	273,443
HCP, Inc.	97,313	4,328,482
Health Care REIT, Inc.	12,793	738,796
Highwoods Properties, Inc. (SBI)	100,273	3,270,905
Home Properties, Inc.	45,900	2,812,293
Host Hotels & Resorts, Inc.	96,103	1,542,453
Kimco Realty Corp.	81,800	1,658,086
Kite Realty Group Trust	100,133	510,678
LaSalle Hotel Properties (SBI)	48,500	1,294,465
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust	153,400	$ 1,481,844
LTC Properties, Inc.	12,000	382,200
MFA Financial, Inc.	293,066	2,491,061
Mid-America Apartment Communities, Inc.	1,900	124,089
Monmouth Real Estate Investment Corp. Class A	15,500	173,445
National Retail Properties, Inc.	6,900	210,450
Newcastle Investment Corp.	195,300	1,470,609
Prologis, Inc.	263,493	9,230,160
Public Storage	63,258	8,803,616
Retail Properties America, Inc.	45,100	510,532
Senior Housing Properties Trust (SBI)	28,100	612,018
Simon Property Group, Inc.	106,280	16,134,367
SL Green Realty Corp.	72,719	5,822,610
Sovran Self Storage, Inc.	11,300	653,705
Stag Industrial, Inc.	99,450	1,617,057
Summit Hotel Properties, Inc.	29,000	247,660
Sun Communities, Inc.	20,600	908,872
Sunstone Hotel Investors, Inc. (a)	181,582	1,997,402
Terreno Realty Corp.	10,200	161,160
Two Harbors Investment Corp.	17,800	209,150
Ventas, Inc.	210,347	13,094,101
Vornado Realty Trust	26,472	2,145,556
Washington (REIT) (SBI)	10,800	289,656
Weyerhaeuser Co.	8,152	213,093
		152,615,325
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	10,373	190,967
Forest City Enterprises, Inc. Class A (a)	76,413	1,211,146
Kennedy-Wilson Holdings, Inc.	11,100	155,067
		1,557,180
TOTAL FINANCIALS		154,390,045
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	101,102	2,347,588
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	46,424	$ 671,755
Emeritus Corp. (a)	119,175	2,495,525
		5,514,868
TOTAL COMMON STOCKS (Cost $167,864,670)		166,065,723
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	535,572
Excel Trust, Inc. 7.00% (e)	43,800	1,020,628
Health Care REIT, Inc. Series I, 6.50%	3,800	209,594
Lexington Corporate Properties Trust Series C, 6.50%	13,700	664,450
		2,430,244
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
Red Lion Hotels Capital Trust 9.50%	26,265	686,567
Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc. 8.00% (a)	8,000	199,360
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	917,664
Series C, 7.625%	2,324	59,820
Series D, 7.50% (a)	11,671	294,459
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,093,791
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625% (a)	13,174	337,254
Apollo Residential Mortgage, Inc. Series A, 8.00% (a)	6,647	166,707
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	96,064
CapLease, Inc. Series B, 8.375%	40,000	1,040,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	47,652
7.375%	10,347	261,986
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cedar Shopping Centers, Inc.:
8.875%	9,060	$ 230,124
Series B, 7.25%	12,171	295,147
CenterPoint Properties Trust Series D, 5.377%	5,280	3,088,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	104,936
Cousins Properties, Inc.:
Series A, 7.75%	15,100	383,540
Series B, 7.50%	8,259	208,127
Cys Investments, Inc. Series A, 7.75%	2,162	54,201
DDR Corp. Series J, 6.50%	6,519	162,193
Duke Realty LP Series L, 6.60%	1,034	26,150
Dynex Capital, Inc. Series A, 8.50%	20,755	540,668
Equity Lifestyle Properties, Inc.:
6.75% (a)	25,000	626,750
8.034%	8,461	212,117
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,635
Excel Trust, Inc. Series B, 8.125%	24,000	624,000
First Potomac Realty Trust 7.75%	22,008	568,467
Glimcher Realty Trust Series G, 8.125%	6,290	158,131
Hatteras Financial Corp. Series A, 7.625% (a)	4,224	105,980
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust Series C, 7.00%	7,491	191,170
Hudson Pacific Properties, Inc. 8.375%	10,200	267,648
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	162,740
Kite Realty Group Trust 8.25%	900	23,346
LaSalle Hotel Properties Series G, 7.25%	16,540	415,816
LBA Realty Fund II Series B, 7.625% (a)	27,795	555,900
Lexington Realty Trust 7.55%	3,785	95,382
MFA Financial, Inc.:
8.00%	11,262	292,587
Series A, 8.50%	71,600	1,868,760
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	304,060
Series B, 8.00%	7,600	199,500
Prologis, Inc.:
Series O, 7.00%	100	2,510
Series Q, 8.54%	3,700	234,488
PS Business Parks, Inc. Series P, 6.70%	12,300	307,746
Saul Centers, Inc.:
8.00%	8,600	221,880
Series B (depositary shares) 9.00%	5,600	145,712
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc. Series A, 9.00%	40,000	$ 1,090,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	215,860
UMH Properties, Inc. Series A, 8.25%	9,500	248,900
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	372,631
		19,172,192
TOTAL FINANCIALS		19,858,759
TOTAL PREFERRED STOCKS (Cost $35,820,136)		22,289,003
Floating Rate Loans - 0.9%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,535,000
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/49 (c)(f)	3,000,000	1,515,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (f)	1,135,625	1,078,844
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack:
term loan 2.33% 10/27/13 (f)	90,866	90,753
Tranche B, term loan 9/17/18 (f)	285,000	284,644
		375,397
TOTAL CONSUMER DISCRETIONARY		6,504,241
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7208% 9/4/19 (f)	185,620	185,620
CityCenter term loan 8.75% 7/1/13 (f)	2,606,094	2,606,094
EOP Operating LP term loan 2/5/13 (f)	500,000	500,000
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (f)	54,041	51,339
Credit-Linked Deposit 4.4958% 10/10/16 (f)	36,904	36,535
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
term loan 4.478% 10/10/16 (f)	$ 472,817	$ 468,088
Tranche 2LN, term loan 13.5% 10/15/17	281,000	281,703
		4,129,379
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.9212% 1/25/17 (f)	91,500	91,843
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	741,075	711,432
TOTAL FLOATING RATE LOANS (Cost $12,855,354)		11,436,895
Commodity Funds - 24.7%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $375,475,337)	29,608,885	332,803,865
Fixed-Income Funds - 24.9%

Fidelity Floating Rate Central Fund (g) (Cost $324,385,800)	3,203,955	334,845,337
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	$ 500,000	15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,744,748)		15,000
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $19,290,764)	19,290,764	$ 19,290,764
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,357,469,135)		1,341,711,377
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,170,463
NET ASSETS - 100%		$ 1,345,881,840
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,485,823 or 2.6% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,770,979 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,766,499
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,089
Fidelity Commodity Strategy Central Fund	315,467
Fidelity Floating Rate Central Fund	20,692,290
Fidelity Securities Lending Cash Central Fund	7,531
Total	$ 21,038,377
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 30,219,755	$ 1,073,884,292	$ 332,803,865	44.6%
Fidelity Floating Rate Central Fund	1,476,044,498	4,754,780	1,197,058,107	334,845,337	21.1%
Total	$ 2,796,712,544	$ 34,974,535	$ 2,270,942,399	$ 667,649,202
* Includes the value of shares delivered through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,160,810	$ 547,510	$ -	$ 5,613,300
Financials	176,679,048	171,370,245	2,219,970	3,088,833
Health Care	5,514,868	5,514,868	-	-
Corporate Bonds	34,666,474	-	28,491,505	6,174,969
U.S. Government and Government Agency Obligations	375,815,526	-	375,815,526	-
Asset-Backed Securities	15,355,794	-	6,420,399	8,935,395
Collateralized Mortgage Obligations	847,714	-	847,714	-
Commercial Mortgage Securities	28,279,282	-	21,327,136	6,952,146
Floating Rate Loans	11,436,895	-	4,795,801	6,641,094
Fixed-Income Funds	334,845,337	334,845,337	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	19,290,764	19,290,764	-	-
Commodity Funds	332,803,865	332,803,865	-	-
Total Investments in Securities:	$ 1,341,711,377	$ 864,372,589	$ 439,918,051	$ 37,420,737
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	717,749
Total Unrealized Gain (Loss)	1,009,382
Cost of Purchases	163,955
Proceeds of Sales	(19,591,544)
Amortization/Accretion	(50,829)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	(7,534,727)
Ending Balance	$ 8,935,395
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 1,071,071
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(620,752)
Total Unrealized Gain (Loss)	591,781
Cost of Purchases	516,650
Proceeds of Sales	(15,448,461)
Amortization/Accretion	309,294
Transfers in to Level 3	7,352,653
Transfers out of Level 3	(5,739,355)
Ending Balance	$ 6,952,146
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 626,177
Other Investment in Securities
Beginning Balance	$ 21,501,775
Total Realized Gain (Loss)	(1,686,337)
Total Unrealized Gain (Loss)	3,404,837
Cost of Purchases	513,223
Proceeds of Sales	(2,394,131)
Amortization/Accretion	193,829
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 21,533,196
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 1,716,255

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $638,317,234)	$ 654,771,411
Fidelity Central Funds (cost $719,151,901)	686,939,966
Total Investments (cost $1,357,469,135)		$ 1,341,711,377
Receivable for investments sold		5,381,734
Receivable for fund shares sold		2,112,391
Dividends receivable		881,202
Interest receivable		2,173,592
Distributions receivable from Fidelity Central Funds		1,681,208
Receivable from investment adviser for expense reductions		29
Other receivables		2,069
Total assets		1,353,943,602

Liabilities
Payable to custodian bank	$ 72,057
Payable for investments purchased	6,127,150
Payable for fund shares redeemed	798,303
Accrued management fee	614,109
Distribution and service plan fees payable	134,852
Other affiliated payables	220,883
Other payables and accrued expenses	94,408
Total liabilities		8,061,762

Net Assets		$ 1,345,881,840
Net Assets consist of:
Paid in capital		$ 1,650,619,232
Undistributed net investment income		6,007,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,985,154)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(15,759,414)
Net Assets		$ 1,345,881,840

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,334,948 ÷ 22,734,754 shares)	$ 9.78

Maximum offering price per share (100/96.00 of $9.78)	$ 10.19
Class T: Net Asset Value and redemption price per share ($30,648,348 ÷ 3,129,147 shares)	$ 9.79

Maximum offering price per share (100/96.00 of $9.79)	$ 10.20
Class B: Net Asset Value and offering price per share ($5,742,514 ÷ 589,485 shares)A	$ 9.74

Class C: Net Asset Value and offering price per share ($94,134,103 ÷ 9,716,928 shares)A	$ 9.69

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($649,200,210 ÷ 66,051,989 shares)	$ 9.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($343,821,717 ÷ 35,057,400 shares)	$ 9.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 6,249,654
Interest		10,748,941
Inflation principal income		6,763,048
Income from Fidelity Central Funds		21,038,377
Total income		44,800,020

Expenses
Management fee	$ 8,692,936
Transfer agent fees	2,080,219
Distribution and service plan fees	1,598,512
Accounting and security lending fees	591,072
Custodian fees and expenses	35,691
Independent trustees' compensation	7,096
Registration fees	128,052
Audit	196,551
Legal	10,774
Miscellaneous	50,115
Total expenses before reductions	13,391,018
Expense reductions	(170,839)	13,220,179
Net investment income (loss)		31,579,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,284,104
Fidelity Central Funds	(142,356,102)
Redemption in-kind with affiliated entities	5,661,291
Foreign currency transactions	(2,334)
Capital gain distributions from Fidelity Central Funds	86,416
Total net realized gain (loss)		56,673,375
Change in net unrealized appreciation (depreciation) on: Investment securities	178,464,759
Assets and liabilities in foreign currencies	14,847
Total change in net unrealized appreciation (depreciation)		178,479,606
Net gain (loss)		235,152,981
Net increase (decrease) in net assets resulting from operations		$ 266,732,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,579,841	$ 165,292,079
Net realized gain (loss)	56,673,375	426,992,394
Change in net unrealized appreciation (depreciation)	178,479,606	(379,230,272)
Net increase (decrease) in net assets resulting from operations	266,732,822	213,054,201
Distributions to shareholders from net investment income	(48,021,133)	(157,665,903)
Distributions to shareholders from net realized gain	(54,380,158)	-
Total distributions	(102,401,291)	(157,665,903)
Share transactions - net increase (decrease)	(4,640,147,542)	152,872,016
Redemption fees	80,871	58,794
Total increase (decrease) in net assets	(4,475,735,140)	208,319,108

Net Assets
Beginning of period	5,821,616,980	5,613,297,872
End of period (including undistributed net investment income of $6,007,176 and undistributed net investment income of $47,791,754, respectively)	$ 1,345,881,840	$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Income from Investment Operations
Net investment income (loss) C	.178	.233	.171	.146	.444
Net realized and unrealized gain (loss)	.940	.101	.840	(.528)	(.820)
Total from investment operations	1.118	.334	1.011	(.382)	(.376)
Distributions from net investment income	(.128) H	(.214)	(.111)	(.208)	(.424)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.538)	(.214)	(.221)	(.688)	(.494)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Total Return A,B	12.66%	3.60%	12.46%	(2.73)%	(3.96)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.04%	1.01%	1.02%	1.03%	1.01%
Expenses net of fee waivers, if any	1.03%	1.01%	1.02%	1.03%	1.01%
Expenses net of all reductions	1.03%	1.01%	1.02%	1.03%	1.01%
Net investment income (loss)	1.88%	2.41%	1.98%	1.98%	4.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,335	$ 219,906	$ 168,216	$ 112,929	$ 125,074
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Income from Investment Operations
Net investment income (loss) C	.177	.232	.170	.144	.449
Net realized and unrealized gain (loss)	.940	.099	.841	(.521)	(.843)
Total from investment operations	1.117	.331	1.011	(.377)	(.394)
Distributions from net investment income	(.127) H	(.211)	(.111)	(.203)	(.417)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.537)	(.211)	(.221)	(.683)	(.487)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Total Return A,B	12.62%	3.56%	12.44%	(2.69)%	(4.12)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.05%	1.02%	1.03%	1.07%	1.01%
Expenses net of fee waivers, if any	1.04%	1.01%	1.03%	1.07%	1.01%
Expenses net of all reductions	1.04%	1.01%	1.03%	1.07%	1.01%
Net investment income (loss)	1.87%	2.40%	1.98%	1.95%	4.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,648	$ 29,038	$ 27,373	$ 23,500	$ 27,405
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Income from Investment Operations
Net investment income (loss) C	.111	.162	.108	.093	.376
Net realized and unrealized gain (loss)	.940	.099	.845	(.536)	(.824)
Total from investment operations	1.051	.261	.953	(.443)	(.448)
Distributions from net investment income	(.061) H	(.131)	(.083)	(.147)	(.353)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.471)	(.131)	(.193)	(.627)	(.423)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Total Return A,B	11.89%	2.82%	11.73%	(3.53)%	(4.63)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.77%	1.74%	1.75%	1.76%	1.71%
Expenses net of fee waivers, if any	1.73%	1.73%	1.75%	1.75%	1.71%
Expenses net of all reductions	1.73%	1.73%	1.75%	1.75%	1.71%
Net investment income (loss)	1.18%	1.68%	1.26%	1.27%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,743	$ 6,587	$ 7,406	$ 5,992	$ 8,847
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.105	.158	.105	.088	.366
Net realized and unrealized gain (loss)	.933	.107	.838	(.532)	(.826)
Total from investment operations	1.038	.265	.943	(.444)	(.460)
Distributions from net investment income	(.058) H	(.135)	(.083)	(.146)	(.350)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.468)	(.135)	(.193)	(.626)	(.420)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Total Return A,B	11.80%	2.88%	11.65%	(3.55)%	(4.77)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.81%	1.77%	1.78%	1.83%	1.80%
Expenses net of fee waivers, if any	1.80%	1.76%	1.78%	1.83%	1.80%
Expenses net of all reductions	1.80%	1.76%	1.78%	1.83%	1.80%
Net investment income (loss)	1.12%	1.65%	1.23%	1.19%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,134	$ 89,790	$ 66,399	$ 44,744	$ 50,837
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.212	.262	.196	.166	.479
Net realized and unrealized gain (loss)	.941	.098	.846	(.529)	(.834)
Total from investment operations	1.153	.360	1.042	(.363)	(.355)
Distributions from net investment income	(.154) G	(.250)	(.122)	(.227)	(.446)
Distributions from net realized gain	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.564)	(.250)	(.232)	(.707)	(.516)
Redemption fees added to paid in capital B	.001	- F	- F	- F	.001
Net asset value, end of period	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Total Return A	13.03%	3.87%	12.81%	(2.48)%	(3.73)%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.72%	.73%	.77%	.73%
Expenses net of fee waivers, if any	.73%	.71%	.73%	.77%	.73%
Expenses net of all reductions	.73%	.71%	.73%	.77%	.73%
Net investment income (loss)	2.18%	2.70%	2.28%	2.25%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074
Portfolio turnover rate D	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Income from Investment Operations
Net investment income (loss) B	.202	.258	.194	.166	.475
Net realized and unrealized gain (loss)	.947	.099	.848	(.529)	(.841)
Total from investment operations	1.149	.357	1.042	(.363)	(.366)
Distributions from net investment income	(.150) G	(.247)	(.122)	(.227)	(.445)
Distributions from net realized gain	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.560)	(.247)	(.232)	(.707)	(.515)
Redemption fees added to paid in capital B	.001	- F	- F	- F	.001
Net asset value, end of period	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Total Return A	13.01%	3.84%	12.84%	(2.49)%	(3.85)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.80%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.80%	.75%	.75%	.77%	.75%
Net investment income (loss)	2.12%	2.66%	2.25%	2.24%	4.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,822	$ 813,551	$ 716,052	$ 571,760	$ 514,011
Portfolio turnover rate D	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

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3. Significant Accounting Policies - continued

Security Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Asset-Backed Securities	$ 603,447	Discounted cash flow	Yield	8%-17%	11.19%
		Market comparable	Spread	4.5%	4.5%
		Expected distribution	Recovery rate	0%	0%
Collateralized Mortgage Obligations	$ -	Expected distribution	Recovery rate	0%	0%
Commercial Mortgage Securities	$ 283,132	Market comparable	Spread	30.98%-36.5%	35.98%
Common Stock	$ 5,613,300	Adjusted book value	Book value multiple	1.0	1.0
Corporate Bonds	$ 6,174,969	Discounted cash flow	Constant prepayment rate	35%	35%
			Yield	12.29%	12.29%
		Expected distribution	Recovery rate	0%	0%

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Asset Type	Fair Value at 09/30/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Floating Rate Loans	$ 6,141,094	Discounted cash flow	Yield	8.9%-9.6%	9.3%
Preferred Securities	$ -	Expected distribution	Recovery rate	0%	0%
Preferred Stock	$ 34	Market comparable	Transaction Price	$.001-$.01	$0.003
		Expected distribution	Recovery rate	0%	0%

For the unobservable inputs listed in the table above, a significant increase in yields, spreads or constant prepayment rates could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates, transactions prices or book value multiples could result in a significant increase to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of September 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 77,838,980
Gross unrealized depreciation	(107,686,091)
Net unrealized appreciation (depreciation) on securities and other investments	$ (29,847,111)

Tax Cost	$ 1,371,558,488

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,777,018
Capital loss carryforward	$ (283,659,960)
Net unrealized appreciation (depreciation)	$ (29,848,767)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (281,231,487)
2018	(2,428,473)
Total capital loss carryforward	$ (283,659,960)

As a result of large redemptions in October 2011, the Fund had an "ownership change" under the Internal Revenue Code, which limits capital losses that will be available to offset future capital gains to approximately $50,181,925 per year plus certain gains in the fund existing at the time of the ownership change. As a result, $5,654,502 of the Fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

The tax character of distributions paid was as follows:

	September 30, 2012	September 30, 2011
Ordinary Income	$ 102,401,291	$ 157,665,903

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

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Notes to Financial Statements - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $139,900,694 and $3,326,934,364, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 553,459	$ 4,586
Class T	-%	.25%	75,923	116
Class B	.65%	.25%	55,848	40,335
Class C	.75%	.25%	913,282	163,304
			$ 1,598,512	$ 208,341

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,641
Class T	4,261
Class B*	10,030
Class C*	7,370
$ 50,302

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 358,723.16
Class T	51,832.17
Class B	15,108.24
Class C	159,455.17
Strategic Real Return	883,100.11
Institutional Class	612,001.18
	$ 2,080,219

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,182 for the period.

Redemptions In-Kind. During the period, 438,398,179 shares of the Fund, including all Class F shares, held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $4,127,531,163. The net realized gain of $5,661,291 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,773 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,531. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to its share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund, based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $161,308.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 1,912

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,557 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2012A,B	2011
From net investment income
Class A	$ 3,008,280	$ 4,552,650
Class T	402,758	652,315
Class B	41,934	100,263
Class C	565,159	1,240,937
Strategic Real Return	27,969,381	105,634,199
Class F	8,050,092	23,963,556
Institutional Class	7,983,529	21,521,983
Total	$ 48,021,133	$ 157,665,903
From net realized gain
Class A	$ 9,700,542	$ -
Class T	1,299,086	-
Class B	274,941	-
Class C	3,954,962	-
Strategic Real Return	25,681,982	-
Institutional Class	13,468,645	-
Total	$ 54,380,158	$ -

A All Class F shares were redeemed on October 21, 2011.

B The amounts shown reflect certain reclassifications related to book to tax differences.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2012A	2011	2012A	2011
Class A
Shares sold	4,546,984	9,625,121	$ 42,952,906	$ 93,453,214
Reinvestment of distributions	1,073,931	355,614	9,826,860	3,423,076
Shares redeemed	(6,794,492)	(4,594,845)	(63,823,907)	(44,288,664)
Net increase (decrease)	(1,173,577)	5,385,890	$ (11,044,141)	$ 52,587,626
Class T
Shares sold	732,783	664,770	$ 6,962,467	$ 6,435,673
Reinvestment of distributions	157,763	56,359	1,448,105	542,048
Shares redeemed	(913,936)	(579,262)	(8,624,935)	(5,583,164)
Net increase (decrease)	(23,390)	141,867	$ (214,363)	$ 1,394,557
Class B
Shares sold	25,870	106,596	$ 242,066	$ 1,026,352
Reinvestment of distributions	27,430	8,326	250,401	80,385
Shares redeemed	(182,828)	(215,825)	(1,723,949)	(2,066,082)
Net increase (decrease)	(129,528)	(100,903)	$ (1,231,482)	$ (959,345)
Class C
Shares sold	1,614,136	4,037,924	$ 15,135,484	$ 38,742,649
Reinvestment of distributions	433,947	110,911	3,940,152	1,069,209
Shares redeemed	(2,180,687)	(1,681,081)	(20,357,240)	(16,066,396)
Net increase (decrease)	(132,604)	2,467,754	$ (1,281,604)	$ 23,745,462
Strategic Real Return
Shares sold	17,998,125	59,206,494	$ 170,736,896	$ 573,011,574
Reinvestment of distributions	5,579,449	10,909,858	51,346,847	104,615,339
Shares redeemed	(340,855,724)B	(132,464,755)	(3,205,727,988)B	(1,274,734,291)
Net increase (decrease)	(317,278,150)	(62,348,403)	$ (2,983,644,245)	$ (597,107,378)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012A	2011	2012A	2011
Class F
Shares sold	7,877,360	70,487,504	$ 73,260,294	$ 678,957,521
Reinvestment of distributions	875,962	2,485,037	8,050,092	23,963,556
Shares redeemed	(130,189,980)B	(12,754,381)	(1,225,059,560)B	(123,248,774)
Net increase (decrease)	(121,436,658)	60,218,160	$ (1,143,749,174)	$ 579,672,303
Institutional Class
Shares sold	18,914,085	21,339,489	$ 179,131,680	$ 206,388,579
Reinvestment of distributions	1,916,162	2,078,761	17,588,913	19,969,856
Shares redeemed	(73,986,633)B	(13,766,247)	(695,703,126)B	(132,819,644)
Net increase (decrease)	(53,156,386)	9,652,003	$ (498,982,533)	$ 93,538,791

A All Class F shares were redeemed on October 21, 2011.

B Amount includes in-kind redemptions (see Note 6. Redemptions in-kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian, agent banks, and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 15.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $22,481,751 of distributions paid during the period January 1, 2012 to September 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board noted that there were portfolio management changes for the fund in March 2012 and June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRS-UANN-1112
1.814972.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Institutional Class

Annual Report

September 30, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	13.01%	4.42%	4.48%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Institutional Class on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Equity and fixed-income asset classes produced positive results during the 12-month period ending September 30, 2012, as aggressive global monetary easing boosted markets, particularly among riskier categories. The period was characterized by shifting market behavior amid the ebb and flow of concerns about eurozone debt, decelerating growth in emerging markets and only modest growth in the U.S. economy. The uncertainties surrounding global economic growth created an environment for the 12-month period that was generally supportive of the core asset classes making up the Fidelity Strategic Real Return Composite IndexSM. Among these categories, real estate equities were the best performers, easily outpacing their fixed-income counterparts, with the Dow Jones U.S. Select Real Estate Securities IndexSM and The BofA Merrill LynchSM US Real Estate Index gaining 31.99% and 12.80%, respectively. Floating-rate bank debt benefited from a favorable environment for company fundamentals, which helped the S&P®/LSTA Leveraged Performing Loan Index rise 11.38%. Government-issued inflation-linked bonds, as measured by the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), rose 9.10%, while commodities produced somewhat weaker results, with the Dow Jones-UBS Commodity Index Total ReturnSM gaining 5.99%.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of Fidelity Advisor® Strategic Real Return Fund on June 1, 2012: For the year, the fund's Institutional Class shares rose 13.01%, versus 12.08% for the Fidelity Strategic Real Return Composite IndexSM and 9.10% for the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). Security selection in three of the fund's four asset-class subportfolios drove the fund's relative outperformance, with the biggest boosts coming from the floating-rate and real estate debt sleeves. On balance, asset allocation was a modest detractor from the fund's performance, mainly due to an underweighting in the strong-performing real estate equity category relative to the Composite index. An underweighting in TIPS and a small position in cash both were modest detractors, while an overweighted position in the real estate debt category contributed to relative performance.

_________________________________________________

Note to shareholders: Ford O'Neil became Co-Portfolio Manager of Fidelity Advisor Strategic Real Return Fund on June 1, 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class A	1.04%
Actual		$ 1,000.00	$ 1,052.30	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.25
Class T	1.05%
Actual		$ 1,000.00	$ 1,051.10	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.30
Class B	1.73%
Actual		$ 1,000.00	$ 1,047.80	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.35	$ 8.72
Class C	1.80%
Actual		$ 1,000.00	$ 1,047.90	$ 9.22
HypotheticalA		$ 1,000.00	$ 1,016.00	$ 9.07
Strategic Real Return	.75%
Actual		$ 1,000.00	$ 1,053.90	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.25	$ 3.79
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,053.60	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.90	$ 4.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2012	As of March 31, 2012
Commodity Related Investments *	24.7%	24.1%
Inflation-Protected Investments	27.9%	28.0%
Floating Rate High Yield**	24.9%	25.5%
Real Estate Related Investments	20.7%	20.8%
Cash & Cash Equivalents	1.4%	1.9%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 27.9%	U.S. Government and U.S. Government Agency Obligations 28.0%
AAA 0.0%	AAA 0.2%
AA 0.6%	AA 0.7%
A 0.3%	A 0.1%
BBB 1.2%	BBB 1.6%
BB and Below 22.6%	BB and Below 21.7%
Not Rated 5.1%	Not Rated 6.0%
Equities† 38.8%	Equities†† 38.5%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of September 30, 2012 *	As of March 31, 2012 **
Stocks 14.1%	Stocks 14.4%
U.S. Government and U.S. Government Agency Obligations 27.9%	U.S. Government and U.S. Government Agency Obligations 28.0%
Corporate Bonds 3.8%	Corporate Bonds 3.8%
Asset-Backed Securities 1.1%	Asset-Backed Securities 1.2%
Floating Rate Loans 22.7%	Floating Rate Loans 23.1%
CMOs and Other Mortgage Related Securities 2.2%	CMOs and Other Mortgage Related Securities 2.2%
Other Investments† 24.7%	Other Investments†† 24.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) 3.2%

* Foreign investments	3.2%	** Foreign investments	3.9%
* U.S. Treasury Inflation-Indexed Securities	27.9%	** U.S. Treasury Inflation-Indexed Securities	28.0%
† Includes investment in Fidelity Commodity Strategy Central Fund of 24.7%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 2.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 114,375
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	715,313
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,042,000
			1,757,313
Real Estate Management & Development - 0.0%
Hrubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	180
TOTAL FINANCIALS			1,757,493
TOTAL CONVERTIBLE BONDS			1,871,868
Nonconvertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (e)		601,075	691,237
Household Durables - 0.6%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	210,263
KB Home:
5.875% 1/15/15		284,000	289,680
6.25% 6/15/15		966,000	1,004,640
7.25% 6/15/18		470,000	505,250
8% 3/15/20		140,000	155,400
9.1% 9/15/17		550,000	622,875
Lennar Corp.:
5.5% 9/1/14		758,000	795,900
5.6% 5/31/15		284,000	302,460
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,275,480
Meritage Homes Corp. 7% 4/1/22		470,000	501,725
Ryland Group, Inc. 8.4% 5/15/17		129,000	152,543
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 1,458,000	$ 1,682,168
10.75% 9/15/16		301,000	367,973
			7,866,357
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.75% 2/15/18		165,000	156,750
Sears Holdings Corp. 6.625% 10/15/18		127,000	116,840
			273,590
TOTAL CONSUMER DISCRETIONARY			8,831,184
FINANCIALS - 1.7%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	529,590
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,239,834
			3,769,424
Real Estate Investment Trusts - 0.9%
Camden Property Trust 5% 6/15/15		265,000	288,651
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	241,332
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	684,688
9.625% 3/15/16		526,000	654,902
Duke Realty LP 6.25% 5/15/13		142,000	146,733
Equity One, Inc.:
5.375% 10/15/15		95,000	103,052
6% 9/15/16		189,000	211,787
6.25% 12/15/14		189,000	207,159
6.25% 1/15/17		189,000	213,046
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	311,606
6.3% 9/15/16		900,000	1,031,254
7.072% 6/8/15		95,000	107,091
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	198,840
6.5% 1/17/17		119,000	135,647
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	666,294
HMB Capital Trust V 3.9888% 12/15/36 (c)(e)(f)		4,300,000	0
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 292,000	$ 316,020
6.7% 1/15/18		189,000	213,573
7.875% 8/15/14		95,000	102,664
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	1,885,610
5.95% 10/15/13		662,000	662,000
6.05% 4/15/15		618,000	605,640
6.5% 12/15/13		100,000	99,000
8.625% 6/1/13		100,000	103,000
9% 6/1/17		560,000	592,200
National Retail Properties, Inc. 6.875% 10/15/17		379,000	452,860
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	209,790
Potlatch Corp. 7.5% 11/1/19		189,000	204,120
ProLogis LP 7.625% 7/1/17		297,000	353,510
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	223,341
Senior Housing Properties Trust 6.75% 4/15/20		134,000	150,470
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	102,613
5.25% 1/15/16		189,000	206,415
			11,684,908
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	304,236
6% 4/1/16		189,000	207,302
7.5% 5/15/15		95,000	107,477
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	211,680
Colonial Properties Trust:
6.15% 4/15/13		237,000	242,118
6.25% 6/15/14		302,000	323,937
Colonial Realty LP 6.05% 9/1/16		284,000	312,898
First Industrial LP 5.75% 1/15/16		189,000	198,701
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	991,340
7.625% 6/1/15		61,000	60,962
Host Hotels & Resorts LP 9% 5/15/17		142,000	154,780
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13		$ 189,000	$ 194,653
Regency Centers LP 5.875% 6/15/17		114,000	131,740
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	516,563
Ventas Realty LP 4% 4/30/19		141,000	150,720
			4,109,107
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		5,336,609	2,935,135
TOTAL FINANCIALS			22,498,574
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	205,725
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18		508,000	553,720
8.125% 11/1/18 (e)		110,000	119,900
			673,620
TOTAL HEALTH CARE			879,345
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (e)		165,000	167,888
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	417,615
TOTAL NONCONVERTIBLE BONDS			32,794,606
TOTAL CORPORATE BONDS (Cost $38,971,242)			34,666,474
U.S. Treasury Inflation Protected Obligations - 27.9%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		$ 5,374,041	$ 5,842,244
1.75% 1/15/28		10,691,522	13,858,126
2% 1/15/26		11,206,624	14,741,197
2.125% 2/15/40		5,606,552	8,192,986
2.125% 2/15/41		7,906,436	11,626,735
2.375% 1/15/25		11,545,940	15,681,859
2.375% 1/15/27		13,390,428	18,506,942
2.5% 1/15/29		4,362,509	6,248,943
3.625% 4/15/28		6,193,244	9,846,771
3.875% 4/15/29		8,852,846	14,723,927
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,352,966	5,671,307
0.125% 4/15/17		11,650,947	12,551,453
0.125% 1/15/22		16,146,026	17,628,571
0.125% 7/15/22		10,162,464	11,112,938
0.5% 4/15/15		9,839,733	10,335,745
0.625% 4/15/13		894,284	903,176
0.625% 7/15/21		11,355,992	13,000,197
1.125% 1/15/21		14,427,660	17,075,509
1.25% 4/15/14		6,275,890	6,527,545
1.25% 7/15/20		14,174,425	16,939,686
1.375% 7/15/18		6,415,375	7,523,607
1.375% 1/15/20		9,575,942	11,448,587
1.625% 1/15/15		12,032,697	12,894,915
1.625% 1/15/18		7,034,357	8,236,340
1.875% 7/15/15		14,208,071	15,634,609
1.875% 7/15/19		5,960,793	7,314,670
2% 1/15/14		10,918,024	11,403,573
2% 7/15/14		10,640,399	11,349,753
2% 1/15/16		2,753,172	3,085,974
2.125% 1/15/19		8,088,997	9,927,422
2.375% 1/15/17		8,185,817	9,601,116
2.5% 7/15/16		22,838,821	26,523,743
2.625% 7/15/17		8,150,630	9,855,360
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $332,689,186)			375,815,526
Asset-Backed Securities - 1.1%
		Principal Amount (d)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		$ 312,000	$ 311,626
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5765% 3/23/19 (e)(f)		301,233	295,208
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		522,835	532,664
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7076% 1/20/37 (e)(f)		229,879	209,907
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		1,167,274	1,015,528
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7096% 4/7/52 (e)(f)		823,340	668,453
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	235,397
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	260,530
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		191,771	188,242
Class B2, 1.7123% 12/28/35 (e)(f)		188,464	179,041
Class D, 9% 12/28/35 (e)		511,250	103,579
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8623% 6/28/38 (e)(f)		510,000	503,268
Class D, 9% 6/28/38 (e)		1,142,319	742,507
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	358,170
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7919% 11/28/39 (e)(f)		883,333	26,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8665% 9/25/46 (e)(f)		750,000	262,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		828,790	267,353
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.8912% 12/28/33 (f)		1,900,000	2,055,333
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1019% 8/28/38 (e)(f)		836,000	744,040
Class C1B, 7.696% 8/28/38 (e)		1,211,876	969,501
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		$ 63,505	$ 17,815
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0919% 2/5/36 (e)(f)		300,876	30
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.8693% 9/25/26 (e)(f)		568,000	286,840
Series 2006-1A:
Class A1A, 0.6293% 9/25/26 (e)(f)		424,650	386,983
Class A1B, 0.6993% 9/25/26 (e)(f)		609,000	519,173
Class A2A, 0.5893% 9/25/26 (e)(f)		524,674	517,748
Class C 0.8993% 9/25/26 (e)(f)		250,000	201,250
Class F, 1.5193% 9/25/26 (e)(f)		426,000	319,500
Class G, 1.7193% 9/25/26 (e)(f)		296,000	214,600
Class H, 2.0193% 9/25/26 (e)(f)		814,000	569,800
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7545% 11/21/40 (e)(f)		2,457,135	2,137,708
Class F, 2.3845% 11/21/40 (e)(f)		1,500,000	255,000
TOTAL ASSET-BACKED SECURITIES (Cost $18,851,285)			15,355,794
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4008% 6/15/22 (e)(f)		304,190	289,889
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7026% 1/25/19 (e)(f)		34,432	19,046
Class B4, 4.7026% 1/25/19 (e)(f)		68,864	26,354
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6186% 4/25/20 (e)(f)		95,000	107,993
Series 2010-K6 Class B, 5.5327% 12/25/46 (e)(f)		189,000	213,482
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		189,000	190,950
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,079,583)			847,714
Commercial Mortgage Securities - 2.1%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (i)		$ 1,824,209	$ 1,770,979
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		11,721	11,716
Series 2005-1 Class CJ, 5.366% 11/10/42 (f)		275,000	289,720
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.971% 11/15/15 (e)(f)		2,517,823	2,514,935
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2208% 3/15/22 (e)(f)		498,000	305,318
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7208% 8/15/17 (e)(f)		210,000	212,625
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6205% 3/11/39 (f)		568,000	547,603
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	331,943
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,269,013
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	265,033
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	145,477
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	137,101
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	59,012
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	195,366
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	831,333
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3508% 12/15/20 (e)(f)		379,000	347,919
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		227,456	229,458
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (e)		850,000	781,692
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (e)		189,000	203,105
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	382,215
CRESIX Finance Ltd. Series 2006-AA Class G, 7.2165% 3/25/17 (e)(f)		88,773	87,442
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7283% 11/10/46 (e)(f)		580,000	575,333
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	466,338
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 8.071% 6/10/31 (e)(f)		474,000	484,077
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6619% 12/25/43 (f)(h)		1,156,048	176,767
Series K012 Class X3, 2.3658% 1/25/41 (f)(h)		665,148	90,823
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac pass-thru certificates: - continued
Series K013 Class X3, 2.8846% 1/25/43 (f)(h)		$ 1,124,000	$ 188,324
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,148,289	1,148,289
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (f)		206,513	229,991
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		204,442	209,778
Series 1999-C3 Class J, 6.974% 8/15/36		516,000	513,273
Series 2000-C1 Class K, 7% 3/15/33		34,947	26,472
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		189,000	191,287
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		216,000	215,897
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (e)(f)		530,000	530,217
Series 2012-GCJ7:
Class C, 5.9059% 5/10/45 (f)		500,000	554,130
Class D, 5.722% 5/10/45 (e)(f)		500,000	462,889
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		500,000	500,200
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		641,000	735,882
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,057,353
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(f)		284,000	300,645
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		180,872	187,589
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0838% 6/15/38 (f)		589,000	530,268
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6119% 6/25/43 (e)(f)		365,500	349,585
Series 2011-1 Class B, 5.6119% 6/25/43 (e)(f)		443,000	490,326
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		625,225	479,861
Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	60
Class F, 10.813% 5/15/44 (e)		352,558	35
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		242,055	242,358
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	964,924
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 1997-RR Class F, 7.3539% 4/30/39 (e)(f)		$ 54,654	$ 50,555
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,036	275,043
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	829,081
Series 2011-C2:
Class D, 5.4948% 6/15/44 (e)(f)		358,000	366,814
Class E, 5.4948% 6/15/44 (e)(f)		454,000	430,348
Class F, 5.4948% 6/15/44 (e)(f)		343,000	271,656
Class XB, 0.5395% 6/15/44 (e)(f)(h)		12,067,221	387,925
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (h)		352,550	352,127
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		213,657	258,184
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	491,462
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7958% 7/15/24 (e)(f)		341,000	256,660
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	388,867
Series 2004-C12 Class D, 5.4889% 7/15/41 (f)		426,000	430,649
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	667,935
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,441,030)			28,279,282
Common Stocks - 12.3%
	Shares
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
NVR, Inc. (a)	100	84,450
Standard Pacific Corp. (a)	68,500	463,060
Stanley Martin Communities LLC Class B (a)	6,300	5,613,300
		6,160,810
FINANCIALS - 11.5%
Capital Markets - 0.0%
HFF, Inc. (a)	14,600	217,540
Real Estate Investment Trusts - 11.4%
Acadia Realty Trust (SBI)	194,290	4,822,278
American Campus Communities, Inc.	5,100	223,788
American Realty Capital Trust, Inc.	13,600	159,528
American Residential Properties, Inc. (e)	28,000	553,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Tower Corp.	10,200	$ 728,178
AmREIT, Inc.	10,700	158,574
Annaly Capital Management, Inc.	12,300	207,132
Anworth Mortgage Asset Corp.	63,600	432,480
Apartment Investment & Management Co. Class A	72,100	1,873,879
Associated Estates Realty Corp.	15,500	234,980
AvalonBay Communities, Inc.	13,978	1,900,868
Boston Properties, Inc.	57,666	6,378,436
Camden Property Trust (SBI)	69,835	4,503,659
CapLease, Inc.	127,800	660,726
CBL & Associates Properties, Inc.	254,414	5,429,195
Cedar Shopping Centers, Inc.	105,900	559,152
Chesapeake Lodging Trust	136,566	2,713,566
Chimera Investment Corp.	103,100	279,401
CommonWealth REIT	18,500	269,360
Cousins Properties, Inc.	22,000	174,680
Cys Investments, Inc.	46,280	652,085
DCT Industrial Trust, Inc.	234,227	1,515,449
DiamondRock Hospitality Co.	24,882	239,614
Digital Realty Trust, Inc.	63,553	4,439,177
Douglas Emmett, Inc.	144,230	3,327,386
Dynex Capital, Inc.	49,800	535,350
EastGroup Properties, Inc.	3,100	164,920
Education Realty Trust, Inc.	313,282	3,414,774
Equity Lifestyle Properties, Inc.	39,200	2,670,304
Equity One, Inc.	181,658	3,825,717
Equity Residential (SBI)	53,239	3,062,840
Essex Property Trust, Inc.	36,358	5,389,710
Excel Trust, Inc.	62,828	717,496
First Potomac Realty Trust	70,700	910,616
General Growth Properties, Inc.	95,900	1,868,132
Glimcher Realty Trust	208,598	2,204,881
Hatteras Financial Corp.	9,700	273,443
HCP, Inc.	97,313	4,328,482
Health Care REIT, Inc.	12,793	738,796
Highwoods Properties, Inc. (SBI)	100,273	3,270,905
Home Properties, Inc.	45,900	2,812,293
Host Hotels & Resorts, Inc.	96,103	1,542,453
Kimco Realty Corp.	81,800	1,658,086
Kite Realty Group Trust	100,133	510,678
LaSalle Hotel Properties (SBI)	48,500	1,294,465
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust	153,400	$ 1,481,844
LTC Properties, Inc.	12,000	382,200
MFA Financial, Inc.	293,066	2,491,061
Mid-America Apartment Communities, Inc.	1,900	124,089
Monmouth Real Estate Investment Corp. Class A	15,500	173,445
National Retail Properties, Inc.	6,900	210,450
Newcastle Investment Corp.	195,300	1,470,609
Prologis, Inc.	263,493	9,230,160
Public Storage	63,258	8,803,616
Retail Properties America, Inc.	45,100	510,532
Senior Housing Properties Trust (SBI)	28,100	612,018
Simon Property Group, Inc.	106,280	16,134,367
SL Green Realty Corp.	72,719	5,822,610
Sovran Self Storage, Inc.	11,300	653,705
Stag Industrial, Inc.	99,450	1,617,057
Summit Hotel Properties, Inc.	29,000	247,660
Sun Communities, Inc.	20,600	908,872
Sunstone Hotel Investors, Inc. (a)	181,582	1,997,402
Terreno Realty Corp.	10,200	161,160
Two Harbors Investment Corp.	17,800	209,150
Ventas, Inc.	210,347	13,094,101
Vornado Realty Trust	26,472	2,145,556
Washington (REIT) (SBI)	10,800	289,656
Weyerhaeuser Co.	8,152	213,093
		152,615,325
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	10,373	190,967
Forest City Enterprises, Inc. Class A (a)	76,413	1,211,146
Kennedy-Wilson Holdings, Inc.	11,100	155,067
		1,557,180
TOTAL FINANCIALS		154,390,045
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	101,102	2,347,588
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	46,424	$ 671,755
Emeritus Corp. (a)	119,175	2,495,525
		5,514,868
TOTAL COMMON STOCKS (Cost $167,864,670)		166,065,723
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	535,572
Excel Trust, Inc. 7.00% (e)	43,800	1,020,628
Health Care REIT, Inc. Series I, 6.50%	3,800	209,594
Lexington Corporate Properties Trust Series C, 6.50%	13,700	664,450
		2,430,244
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
Red Lion Hotels Capital Trust 9.50%	26,265	686,567
Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc. 8.00% (a)	8,000	199,360
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	917,664
Series C, 7.625%	2,324	59,820
Series D, 7.50% (a)	11,671	294,459
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,093,791
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625% (a)	13,174	337,254
Apollo Residential Mortgage, Inc. Series A, 8.00% (a)	6,647	166,707
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	96,064
CapLease, Inc. Series B, 8.375%	40,000	1,040,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	47,652
7.375%	10,347	261,986
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cedar Shopping Centers, Inc.:
8.875%	9,060	$ 230,124
Series B, 7.25%	12,171	295,147
CenterPoint Properties Trust Series D, 5.377%	5,280	3,088,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	104,936
Cousins Properties, Inc.:
Series A, 7.75%	15,100	383,540
Series B, 7.50%	8,259	208,127
Cys Investments, Inc. Series A, 7.75%	2,162	54,201
DDR Corp. Series J, 6.50%	6,519	162,193
Duke Realty LP Series L, 6.60%	1,034	26,150
Dynex Capital, Inc. Series A, 8.50%	20,755	540,668
Equity Lifestyle Properties, Inc.:
6.75% (a)	25,000	626,750
8.034%	8,461	212,117
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,635
Excel Trust, Inc. Series B, 8.125%	24,000	624,000
First Potomac Realty Trust 7.75%	22,008	568,467
Glimcher Realty Trust Series G, 8.125%	6,290	158,131
Hatteras Financial Corp. Series A, 7.625% (a)	4,224	105,980
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust Series C, 7.00%	7,491	191,170
Hudson Pacific Properties, Inc. 8.375%	10,200	267,648
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	162,740
Kite Realty Group Trust 8.25%	900	23,346
LaSalle Hotel Properties Series G, 7.25%	16,540	415,816
LBA Realty Fund II Series B, 7.625% (a)	27,795	555,900
Lexington Realty Trust 7.55%	3,785	95,382
MFA Financial, Inc.:
8.00%	11,262	292,587
Series A, 8.50%	71,600	1,868,760
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	304,060
Series B, 8.00%	7,600	199,500
Prologis, Inc.:
Series O, 7.00%	100	2,510
Series Q, 8.54%	3,700	234,488
PS Business Parks, Inc. Series P, 6.70%	12,300	307,746
Saul Centers, Inc.:
8.00%	8,600	221,880
Series B (depositary shares) 9.00%	5,600	145,712
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc. Series A, 9.00%	40,000	$ 1,090,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	215,860
UMH Properties, Inc. Series A, 8.25%	9,500	248,900
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	372,631
		19,172,192
TOTAL FINANCIALS		19,858,759
TOTAL PREFERRED STOCKS (Cost $35,820,136)		22,289,003
Floating Rate Loans - 0.9%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,535,000
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/49 (c)(f)	3,000,000	1,515,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (f)	1,135,625	1,078,844
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack:
term loan 2.33% 10/27/13 (f)	90,866	90,753
Tranche B, term loan 9/17/18 (f)	285,000	284,644
		375,397
TOTAL CONSUMER DISCRETIONARY		6,504,241
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7208% 9/4/19 (f)	185,620	185,620
CityCenter term loan 8.75% 7/1/13 (f)	2,606,094	2,606,094
EOP Operating LP term loan 2/5/13 (f)	500,000	500,000
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (f)	54,041	51,339
Credit-Linked Deposit 4.4958% 10/10/16 (f)	36,904	36,535
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
term loan 4.478% 10/10/16 (f)	$ 472,817	$ 468,088
Tranche 2LN, term loan 13.5% 10/15/17	281,000	281,703
		4,129,379
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.9212% 1/25/17 (f)	91,500	91,843
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	741,075	711,432
TOTAL FLOATING RATE LOANS (Cost $12,855,354)		11,436,895
Commodity Funds - 24.7%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $375,475,337)	29,608,885	332,803,865
Fixed-Income Funds - 24.9%

Fidelity Floating Rate Central Fund (g) (Cost $324,385,800)	3,203,955	334,845,337
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	$ 500,000	15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,744,748)		15,000
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $19,290,764)	19,290,764	$ 19,290,764
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,357,469,135)		1,341,711,377
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,170,463
NET ASSETS - 100%		$ 1,345,881,840
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,485,823 or 2.6% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,770,979 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,766,499
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,089
Fidelity Commodity Strategy Central Fund	315,467
Fidelity Floating Rate Central Fund	20,692,290
Fidelity Securities Lending Cash Central Fund	7,531
Total	$ 21,038,377
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 30,219,755	$ 1,073,884,292	$ 332,803,865	44.6%
Fidelity Floating Rate Central Fund	1,476,044,498	4,754,780	1,197,058,107	334,845,337	21.1%
Total	$ 2,796,712,544	$ 34,974,535	$ 2,270,942,399	$ 667,649,202
* Includes the value of shares delivered through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,160,810	$ 547,510	$ -	$ 5,613,300
Financials	176,679,048	171,370,245	2,219,970	3,088,833
Health Care	5,514,868	5,514,868	-	-
Corporate Bonds	34,666,474	-	28,491,505	6,174,969
U.S. Government and Government Agency Obligations	375,815,526	-	375,815,526	-
Asset-Backed Securities	15,355,794	-	6,420,399	8,935,395
Collateralized Mortgage Obligations	847,714	-	847,714	-
Commercial Mortgage Securities	28,279,282	-	21,327,136	6,952,146
Floating Rate Loans	11,436,895	-	4,795,801	6,641,094
Fixed-Income Funds	334,845,337	334,845,337	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	19,290,764	19,290,764	-	-
Commodity Funds	332,803,865	332,803,865	-	-
Total Investments in Securities:	$ 1,341,711,377	$ 864,372,589	$ 439,918,051	$ 37,420,737
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	717,749
Total Unrealized Gain (Loss)	1,009,382
Cost of Purchases	163,955
Proceeds of Sales	(19,591,544)
Amortization/Accretion	(50,829)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	(7,534,727)
Ending Balance	$ 8,935,395
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 1,071,071
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(620,752)
Total Unrealized Gain (Loss)	591,781
Cost of Purchases	516,650
Proceeds of Sales	(15,448,461)
Amortization/Accretion	309,294
Transfers in to Level 3	7,352,653
Transfers out of Level 3	(5,739,355)
Ending Balance	$ 6,952,146
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 626,177
Other Investment in Securities
Beginning Balance	$ 21,501,775
Total Realized Gain (Loss)	(1,686,337)
Total Unrealized Gain (Loss)	3,404,837
Cost of Purchases	513,223
Proceeds of Sales	(2,394,131)
Amortization/Accretion	193,829
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 21,533,196
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2012	$ 1,716,255

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $638,317,234)	$ 654,771,411
Fidelity Central Funds (cost $719,151,901)	686,939,966
Total Investments (cost $1,357,469,135)		$ 1,341,711,377
Receivable for investments sold		5,381,734
Receivable for fund shares sold		2,112,391
Dividends receivable		881,202
Interest receivable		2,173,592
Distributions receivable from Fidelity Central Funds		1,681,208
Receivable from investment adviser for expense reductions		29
Other receivables		2,069
Total assets		1,353,943,602

Liabilities
Payable to custodian bank	$ 72,057
Payable for investments purchased	6,127,150
Payable for fund shares redeemed	798,303
Accrued management fee	614,109
Distribution and service plan fees payable	134,852
Other affiliated payables	220,883
Other payables and accrued expenses	94,408
Total liabilities		8,061,762

Net Assets		$ 1,345,881,840
Net Assets consist of:
Paid in capital		$ 1,650,619,232
Undistributed net investment income		6,007,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,985,154)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(15,759,414)
Net Assets		$ 1,345,881,840

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,334,948 ÷ 22,734,754 shares)	$ 9.78

Maximum offering price per share (100/96.00 of $9.78)	$ 10.19
Class T: Net Asset Value and redemption price per share ($30,648,348 ÷ 3,129,147 shares)	$ 9.79

Maximum offering price per share (100/96.00 of $9.79)	$ 10.20
Class B: Net Asset Value and offering price per share ($5,742,514 ÷ 589,485 shares)A	$ 9.74

Class C: Net Asset Value and offering price per share ($94,134,103 ÷ 9,716,928 shares)A	$ 9.69

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($649,200,210 ÷ 66,051,989 shares)	$ 9.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($343,821,717 ÷ 35,057,400 shares)	$ 9.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 6,249,654
Interest		10,748,941
Inflation principal income		6,763,048
Income from Fidelity Central Funds		21,038,377
Total income		44,800,020

Expenses
Management fee	$ 8,692,936
Transfer agent fees	2,080,219
Distribution and service plan fees	1,598,512
Accounting and security lending fees	591,072
Custodian fees and expenses	35,691
Independent trustees' compensation	7,096
Registration fees	128,052
Audit	196,551
Legal	10,774
Miscellaneous	50,115
Total expenses before reductions	13,391,018
Expense reductions	(170,839)	13,220,179
Net investment income (loss)		31,579,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,284,104
Fidelity Central Funds	(142,356,102)
Redemption in-kind with affiliated entities	5,661,291
Foreign currency transactions	(2,334)
Capital gain distributions from Fidelity Central Funds	86,416
Total net realized gain (loss)		56,673,375
Change in net unrealized appreciation (depreciation) on: Investment securities	178,464,759
Assets and liabilities in foreign currencies	14,847
Total change in net unrealized appreciation (depreciation)		178,479,606
Net gain (loss)		235,152,981
Net increase (decrease) in net assets resulting from operations		$ 266,732,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,579,841	$ 165,292,079
Net realized gain (loss)	56,673,375	426,992,394
Change in net unrealized appreciation (depreciation)	178,479,606	(379,230,272)
Net increase (decrease) in net assets resulting from operations	266,732,822	213,054,201
Distributions to shareholders from net investment income	(48,021,133)	(157,665,903)
Distributions to shareholders from net realized gain	(54,380,158)	-
Total distributions	(102,401,291)	(157,665,903)
Share transactions - net increase (decrease)	(4,640,147,542)	152,872,016
Redemption fees	80,871	58,794
Total increase (decrease) in net assets	(4,475,735,140)	208,319,108

Net Assets
Beginning of period	5,821,616,980	5,613,297,872
End of period (including undistributed net investment income of $6,007,176 and undistributed net investment income of $47,791,754, respectively)	$ 1,345,881,840	$ 5,821,616,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 9.08	$ 8.29	$ 9.36	$ 10.23
Income from Investment Operations
Net investment income (loss) C	.178	.233	.171	.146	.444
Net realized and unrealized gain (loss)	.940	.101	.840	(.528)	(.820)
Total from investment operations	1.118	.334	1.011	(.382)	(.376)
Distributions from net investment income	(.128) H	(.214)	(.111)	(.208)	(.424)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.538)	(.214)	(.221)	(.688)	(.494)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Total Return A,B	12.66%	3.60%	12.46%	(2.73)%	(3.96)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.04%	1.01%	1.02%	1.03%	1.01%
Expenses net of fee waivers, if any	1.03%	1.01%	1.02%	1.03%	1.01%
Expenses net of all reductions	1.03%	1.01%	1.02%	1.03%	1.01%
Net investment income (loss)	1.88%	2.41%	1.98%	1.98%	4.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,335	$ 219,906	$ 168,216	$ 112,929	$ 125,074
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 9.09	$ 8.30	$ 9.36	$ 10.24
Income from Investment Operations
Net investment income (loss) C	.177	.232	.170	.144	.449
Net realized and unrealized gain (loss)	.940	.099	.841	(.521)	(.843)
Total from investment operations	1.117	.331	1.011	(.377)	(.394)
Distributions from net investment income	(.127) H	(.211)	(.111)	(.203)	(.417)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.537)	(.211)	(.221)	(.683)	(.487)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Total Return A,B	12.62%	3.56%	12.44%	(2.69)%	(4.12)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.05%	1.02%	1.03%	1.07%	1.01%
Expenses net of fee waivers, if any	1.04%	1.01%	1.03%	1.07%	1.01%
Expenses net of all reductions	1.04%	1.01%	1.03%	1.07%	1.01%
Net investment income (loss)	1.87%	2.40%	1.98%	1.95%	4.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,648	$ 29,038	$ 27,373	$ 23,500	$ 27,405
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.03	$ 8.27	$ 9.34	$ 10.21
Income from Investment Operations
Net investment income (loss) C	.111	.162	.108	.093	.376
Net realized and unrealized gain (loss)	.940	.099	.845	(.536)	(.824)
Total from investment operations	1.051	.261	.953	(.443)	(.448)
Distributions from net investment income	(.061) H	(.131)	(.083)	(.147)	(.353)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.471)	(.131)	(.193)	(.627)	(.423)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Total Return A,B	11.89%	2.82%	11.73%	(3.53)%	(4.63)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.77%	1.74%	1.75%	1.76%	1.71%
Expenses net of fee waivers, if any	1.73%	1.73%	1.75%	1.75%	1.71%
Expenses net of all reductions	1.73%	1.73%	1.75%	1.75%	1.71%
Net investment income (loss)	1.18%	1.68%	1.26%	1.27%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,743	$ 6,587	$ 7,406	$ 5,992	$ 8,847
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.99	$ 8.24	$ 9.31	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.105	.158	.105	.088	.366
Net realized and unrealized gain (loss)	.933	.107	.838	(.532)	(.826)
Total from investment operations	1.038	.265	.943	(.444)	(.460)
Distributions from net investment income	(.058) H	(.135)	(.083)	(.146)	(.350)
Distributions from net realized gain	(.410) H	-	(.110)	(.480)	(.070)
Total distributions	(.468)	(.135)	(.193)	(.626)	(.420)
Redemption fees added to paid in capital C,G	-	-	-	-	-
Net asset value, end of period	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Total Return A,B	11.80%	2.88%	11.65%	(3.55)%	(4.77)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.81%	1.77%	1.78%	1.83%	1.80%
Expenses net of fee waivers, if any	1.80%	1.76%	1.78%	1.83%	1.80%
Expenses net of all reductions	1.80%	1.76%	1.78%	1.83%	1.80%
Net investment income (loss)	1.12%	1.65%	1.23%	1.19%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,134	$ 89,790	$ 66,399	$ 44,744	$ 50,837
Portfolio turnover rate E	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 9.13	$ 8.32	$ 9.39	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.212	.262	.196	.166	.479
Net realized and unrealized gain (loss)	.941	.098	.846	(.529)	(.834)
Total from investment operations	1.153	.360	1.042	(.363)	(.355)
Distributions from net investment income	(.154) G	(.250)	(.122)	(.227)	(.446)
Distributions from net realized gain	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.564)	(.250)	(.232)	(.707)	(.516)
Redemption fees added to paid in capital B	.001	- F	- F	- F	.001
Net asset value, end of period	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Total Return A	13.03%	3.87%	12.81%	(2.48)%	(3.73)%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.72%	.73%	.77%	.73%
Expenses net of fee waivers, if any	.73%	.71%	.73%	.77%	.73%
Expenses net of all reductions	.73%	.71%	.73%	.77%	.73%
Net investment income (loss)	2.18%	2.70%	2.28%	2.25%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336	$ 4,868,074
Portfolio turnover rate D	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.11	$ 8.30	$ 9.37	$ 10.25
Income from Investment Operations
Net investment income (loss) B	.202	.258	.194	.166	.475
Net realized and unrealized gain (loss)	.947	.099	.848	(.529)	(.841)
Total from investment operations	1.149	.357	1.042	(.363)	(.366)
Distributions from net investment income	(.150) G	(.247)	(.122)	(.227)	(.445)
Distributions from net realized gain	(.410) G	-	(.110)	(.480)	(.070)
Total distributions	(.560)	(.247)	(.232)	(.707)	(.515)
Redemption fees added to paid in capital B	.001	- F	- F	- F	.001
Net asset value, end of period	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Total Return A	13.01%	3.84%	12.84%	(2.49)%	(3.85)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.80%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.80%	.75%	.75%	.77%	.75%
Net investment income (loss)	2.12%	2.66%	2.25%	2.24%	4.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,822	$ 813,551	$ 716,052	$ 571,760	$ 514,011
Portfolio turnover rate D	15%	35%	29%	38%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Asset-Backed Securities	$ 603,447	Discounted cash flow	Yield	8%-17%	11.19%
		Market comparable	Spread	4.5%	4.5%
		Expected distribution	Recovery rate	0%	0%
Collateralized Mortgage Obligations	$ -	Expected distribution	Recovery rate	0%	0%
Commercial Mortgage Securities	$ 283,132	Market comparable	Spread	30.98%-36.5%	35.98%
Common Stock	$ 5,613,300	Adjusted book value	Book value multiple	1.0	1.0
Corporate Bonds	$ 6,174,969	Discounted cash flow	Constant prepayment rate	35%	35%
			Yield	12.29%	12.29%
		Expected distribution	Recovery rate	0%	0%

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Asset Type	Fair Value at 09/30/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Floating Rate Loans	$ 6,141,094	Discounted cash flow	Yield	8.9%-9.6%	9.3%
Preferred Securities	$ -	Expected distribution	Recovery rate	0%	0%
Preferred Stock	$ 34	Market comparable	Transaction Price	$.001-$.01	$0.003
		Expected distribution	Recovery rate	0%	0%

For the unobservable inputs listed in the table above, a significant increase in yields, spreads or constant prepayment rates could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates, transactions prices or book value multiples could result in a significant increase to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of September 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 77,838,980
Gross unrealized depreciation	(107,686,091)
Net unrealized appreciation (depreciation) on securities and other investments	$ (29,847,111)

Tax Cost	$ 1,371,558,488

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,777,018
Capital loss carryforward	$ (283,659,960)
Net unrealized appreciation (depreciation)	$ (29,848,767)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (281,231,487)
2018	(2,428,473)
Total capital loss carryforward	$ (283,659,960)

As a result of large redemptions in October 2011, the Fund had an "ownership change" under the Internal Revenue Code, which limits capital losses that will be available to offset future capital gains to approximately $50,181,925 per year plus certain gains in the fund existing at the time of the ownership change. As a result, $5,654,502 of the Fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

The tax character of distributions paid was as follows:

	September 30, 2012	September 30, 2011
Ordinary Income	$ 102,401,291	$ 157,665,903

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $139,900,694 and $3,326,934,364, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 553,459	$ 4,586
Class T	-%	.25%	75,923	116
Class B	.65%	.25%	55,848	40,335
Class C	.75%	.25%	913,282	163,304
			$ 1,598,512	$ 208,341

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,641
Class T	4,261
Class B*	10,030
Class C*	7,370
$ 50,302

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 358,723.16
Class T	51,832.17
Class B	15,108.24
Class C	159,455.17
Strategic Real Return	883,100.11
Institutional Class	612,001.18
	$ 2,080,219

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,182 for the period.

Redemptions In-Kind. During the period, 438,398,179 shares of the Fund, including all Class F shares, held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $4,127,531,163. The net realized gain of $5,661,291 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,773 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,531. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to its share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund, based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $161,308.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 1,912

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,557 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2012A,B	2011
From net investment income
Class A	$ 3,008,280	$ 4,552,650
Class T	402,758	652,315
Class B	41,934	100,263
Class C	565,159	1,240,937
Strategic Real Return	27,969,381	105,634,199
Class F	8,050,092	23,963,556
Institutional Class	7,983,529	21,521,983
Total	$ 48,021,133	$ 157,665,903
From net realized gain
Class A	$ 9,700,542	$ -
Class T	1,299,086	-
Class B	274,941	-
Class C	3,954,962	-
Strategic Real Return	25,681,982	-
Institutional Class	13,468,645	-
Total	$ 54,380,158	$ -

A All Class F shares were redeemed on October 21, 2011.

B The amounts shown reflect certain reclassifications related to book to tax differences.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2012A	2011	2012A	2011
Class A
Shares sold	4,546,984	9,625,121	$ 42,952,906	$ 93,453,214
Reinvestment of distributions	1,073,931	355,614	9,826,860	3,423,076
Shares redeemed	(6,794,492)	(4,594,845)	(63,823,907)	(44,288,664)
Net increase (decrease)	(1,173,577)	5,385,890	$ (11,044,141)	$ 52,587,626
Class T
Shares sold	732,783	664,770	$ 6,962,467	$ 6,435,673
Reinvestment of distributions	157,763	56,359	1,448,105	542,048
Shares redeemed	(913,936)	(579,262)	(8,624,935)	(5,583,164)
Net increase (decrease)	(23,390)	141,867	$ (214,363)	$ 1,394,557
Class B
Shares sold	25,870	106,596	$ 242,066	$ 1,026,352
Reinvestment of distributions	27,430	8,326	250,401	80,385
Shares redeemed	(182,828)	(215,825)	(1,723,949)	(2,066,082)
Net increase (decrease)	(129,528)	(100,903)	$ (1,231,482)	$ (959,345)
Class C
Shares sold	1,614,136	4,037,924	$ 15,135,484	$ 38,742,649
Reinvestment of distributions	433,947	110,911	3,940,152	1,069,209
Shares redeemed	(2,180,687)	(1,681,081)	(20,357,240)	(16,066,396)
Net increase (decrease)	(132,604)	2,467,754	$ (1,281,604)	$ 23,745,462
Strategic Real Return
Shares sold	17,998,125	59,206,494	$ 170,736,896	$ 573,011,574
Reinvestment of distributions	5,579,449	10,909,858	51,346,847	104,615,339
Shares redeemed	(340,855,724)B	(132,464,755)	(3,205,727,988)B	(1,274,734,291)
Net increase (decrease)	(317,278,150)	(62,348,403)	$ (2,983,644,245)	$ (597,107,378)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012A	2011	2012A	2011
Class F
Shares sold	7,877,360	70,487,504	$ 73,260,294	$ 678,957,521
Reinvestment of distributions	875,962	2,485,037	8,050,092	23,963,556
Shares redeemed	(130,189,980)B	(12,754,381)	(1,225,059,560)B	(123,248,774)
Net increase (decrease)	(121,436,658)	60,218,160	$ (1,143,749,174)	$ 579,672,303
Institutional Class
Shares sold	18,914,085	21,339,489	$ 179,131,680	$ 206,388,579
Reinvestment of distributions	1,916,162	2,078,761	17,588,913	19,969,856
Shares redeemed	(73,986,633)B	(13,766,247)	(695,703,126)B	(132,819,644)
Net increase (decrease)	(53,156,386)	9,652,003	$ (498,982,533)	$ 93,538,791

A All Class F shares were redeemed on October 21, 2011.

B Amount includes in-kind redemptions (see Note 6. Redemptions in-kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian, agent banks, and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 15.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $22,481,751 of distributions paid during the period January 1, 2012 to September 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board noted that there were portfolio management changes for the fund in March 2012 and June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class C ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRSI-UANN-1112
1.814967.107

Item 2. Code of Ethics

As of the end of the period, September 30, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$186,000	$-	$4,600	$600

September 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$180,000	$-	$5,900	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2012A	September 30, 2011A
Audit-Related Fees	$615,000	$440,000
Tax Fees	$-	$-
All Other Fees	$1,130,000	$700,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2012 A	September 30, 2011 A
Deloitte Entities	$1,790,000	$1,285,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 27, 2012